UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street 17th FL.
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street 17th FL.
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2015

Date of reporting period:	6/30/2015

Item 1. Schedule of Investments

Prudential Conservative Allocation Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	632,338	$6,064,119
Prudential Global Real Estate Fund (Class Q)	315,188	7,580,279
Prudential Government Income Fund (Class Z)	955,599	9,097,298
Prudential High Yield Fund (Class Q)	831,666	4,582,478
Prudential International Equity Fund (Class Z)	1,309,293	9,453,096
Prudential Jennison 20/20 Focus Fund (Class Q)*	82,966	1,529,892
Prudential Jennison Equity Opportunity Fund (Class Q)	142,217	3,037,763
Prudential Jennison Growth Fund (Class Z)*	37,443	1,228,883
Prudential Jennison International Opportunities Fund (Class Z)*	450,220	6,307,589
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	143,857	6,076,538
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	5,554	220,330
Prudential Jennison Small Company Fund, Inc. (Class Q)	163,594	4,556,093
Prudential Jennison Value Fund (Class Q)	73,071	1,523,539
Prudential Large-Cap Core Equity Fund (Class Z)	235,010	3,795,409
Prudential Long/Short Equity Fund (Class Z)*	418,126	4,524,118
Prudential Mid-Cap Value Fund (Class Q)	288,648	6,058,722
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	4,052,033	39,507,321
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	68,744	769,242
Prudential Small Cap Value Fund (Class Q)	88,308	2,280,101
Prudential Strategic Value Fund (Class Z)	472,602	6,819,648
Prudential Total Return Bond Fund (Class Q)	1,746,161	24,830,414

TOTAL LONG-TERM INVESTMENTS (cost $132,738,715)		149,842,872

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,507,346)	1,507,346	1,507,346

TOTAL INVESTMENTS — 100.1% (cost $134,246,061)(a)(b)		151,350,218
Liabilities in excess of other assets — (0.1)%		(215,370)

NET ASSETS — 100.0%		$151,134,848

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$135,277,503

Appreciation	17,285,315
Depreciation	(1,212,600)

Net Unrealized Appreciation	$16,072,715

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$149,842,872	$—	$—
Affiliated Money Market Mutual Fund	1,507,346	—	—

Total	$151,350,218	$—	$—

Prudential Moderate Allocation Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	380,552	$3,649,494
Prudential Global Real Estate Fund (Class Q)	378,969	9,114,212
Prudential Government Income Fund (Class Z)	379,838	3,616,061
Prudential High Yield Fund (Class Q)	665,783	3,668,462
Prudential International Equity Fund (Class Z)	2,357,843	17,023,629
Prudential Jennison 20/20 Focus Fund (Class Q)*	199,018	3,669,895
Prudential Jennison Equity Opportunity Fund (Class Q)	341,500	7,294,450
Prudential Jennison Growth Fund (Class Z)*	84,249	2,765,046
Prudential Jennison International Opportunities Fund (Class Z)*	816,436	11,438,266
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	324,086	13,689,379
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	9,041	358,643
Prudential Jennison Small Company Fund, Inc. (Class Q)	295,528	8,230,467
Prudential Jennison Value Fund (Class Q)	218,455	4,554,779
Prudential Large-Cap Core Equity Fund (Class Z)	620,554	10,021,953
Prudential Long/Short Equity Fund (Class Z)*	670,772	7,257,752
Prudential Mid-Cap Value Fund (Class Q)	693,758	14,561,990
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,430,388	23,696,286
Prudential Small Cap Value Fund (Class Q)	106,194	2,741,935
Prudential Strategic Value Fund (Class Z)	883,928	12,755,086
Prudential Total Return Bond Fund (Class Q)	1,436,703	20,429,912

TOTAL LONG-TERM INVESTMENTS (cost $148,633,689)		180,537,697

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,870,097)	1,870,097	1,870,097

TOTAL INVESTMENTS — 100.2% (cost $150,503,786)(a)(b)		182,407,794
Liabilities in excess of other assets — (0.2)%		(350,654)

NET ASSETS — 100.0%		$182,057,140

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$153,126,045

Appreciation	30,364,895
Depreciation	(1,083,146)

Net Unrealized Appreciation	$29,281,749

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$180,537,697	$—	$—
Affiliated Money Market Mutual Fund	1,870,097	—	—

Total	$182,407,794	$—	$—

Prudential Growth Allocation Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Absolute Return Bond Fund (Class Q)	51,863	$497,366
Prudential Global Real Estate Fund (Class Q)	206,602	4,968,784
Prudential High Yield Fund (Class Q)	180,867	996,579
Prudential International Equity Fund (Class Z)	2,049,558	14,797,806
Prudential Jennison 20/20 Focus Fund (Class Q)*	162,078	2,988,713
Prudential Jennison Equity Opportunity Fund (Class Q)	325,220	6,946,705
Prudential Jennison Growth Fund (Class Z)*	66,710	2,189,423
Prudential Jennison International Opportunities Fund (Class Z)*	706,970	9,904,649
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	152,943	6,460,332
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	3,497	138,735
Prudential Jennison Small Company Fund, Inc. (Class Q)	214,169	5,964,604
Prudential Jennison Value Fund (Class Q)	213,993	4,461,754
Prudential Large-Cap Core Equity Fund (Class Z)	521,965	8,429,737
Prudential Long/Short Equity Fund (Class Z)*	455,942	4,933,290
Prudential Mid-Cap Value Fund (Class Q)	377,368	7,920,958
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	30,987	302,124
Prudential Small Cap Value Fund (Class Q)	134,329	3,468,374
Prudential Strategic Value Fund (Class Z)	686,956	9,912,769
Prudential Total Return Bond Fund (Class Q)	202,317	2,876,949

TOTAL LONG-TERM INVESTMENTS (cost $77,117,356)		98,159,651

SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,159,597)	1,159,597	1,159,597

TOTAL INVESTMENTS — 100.3% (cost $78,276,953)(a)(b)		99,319,248
Liabilities in excess of other assets — (0.3)%		(320,554)

NET ASSETS — 100.0%		$98,998,694

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$80,394,379

Appreciation	19,455,472
Depreciation	(530,603)

Net Unrealized Appreciation	$18,924,869

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$98,159,651	$—	$—
Affiliated Money Market Mutual Fund	1,159,597	—	—

Total	$99,319,248	$—	$—

Prudential Jennison Growth Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 1.7%
Boeing Co. (The)	407,263	$56,495,523

Automobiles — 1.6%
Tesla Motors, Inc.*(a)	200,309	53,734,892

Beverages — 0.5%
Monster Beverage Corp.*	122,642	16,436,481

Biotechnology — 9.0%
Alexion Pharmaceuticals, Inc.*	261,809	47,327,213
Biogen Idec, Inc.*	207,486	83,811,895
Celgene Corp.*	372,631	43,126,449
Gilead Sciences, Inc.	414,556	48,536,216
Incyte Corp. Ltd.*	107,793	11,233,108
Regeneron Pharmaceuticals, Inc.*	76,937	39,247,872
Vertex Pharmaceuticals, Inc.*	210,537	25,997,109

		299,279,862

Capital Markets — 1.1%
Morgan Stanley	931,981	36,151,543

Chemicals — 2.1%
Monsanto Co.	404,143	43,077,603
Sherwin-Williams Co. (The)	94,267	25,925,310

		69,002,913

Diversified Financial Services — 1.0%
McGraw-Hill Financial, Inc.	337,644	33,916,340

Electronic Equipment, Instruments & Components
Fitbit, Inc. (Class A Stock)*(a)	23,163	885,522

Energy Equipment & Services — 1.0%
Schlumberger Ltd.	382,956	33,006,978

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	362,299	48,932,103
Kroger Co. (The)	473,280	34,317,533

		83,249,636

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	1,160,355	56,950,223

Hotels, Restaurants & Leisure — 4.6%
Chipotle Mexican Grill, Inc.*	55,842	33,783,852
Marriott International, Inc. (Class A Stock)	653,710	48,629,487
Starbucks Corp.	1,290,815	69,207,046

		151,620,385

Internet & Catalog Retail — 9.4%
Amazon.com, Inc.*	267,273	116,020,537
JD.com, Inc. (China), ADR*	1,093,544	37,289,850
Netflix, Inc.*	122,076	80,196,607
Priceline Group, Inc. (The)*	47,055	54,177,715
TripAdvisor, Inc.*	194,020	16,906,903
Vipshop Holdings Ltd. (China)*(a)	275,938	6,139,621

		310,731,233

Internet Software & Services — 11.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	436,446	35,906,412
Facebook, Inc. (Class A Stock)*	1,418,814	121,684,583
Google, Inc. (Class A Stock)*	86,528	46,728,581
Google, Inc. (Class C Stock)*	99,096	51,580,459
LendingClub Corp.*(a)	125,848	1,856,258
LinkedIn Corp. (Class A Stock)*	267,642	55,302,866
Tencent Holdings Ltd. (China)	2,867,532	57,340,698
Twitter, Inc.*(a)	515,730	18,679,741

		389,079,598

IT Services — 7.2%
FleetCor Technologies, Inc.*	266,759	41,630,410
MasterCard, Inc. (Class A Stock)	1,226,526	114,655,650
Visa, Inc. (Class A Stock)(a)	1,225,746	82,308,844

		238,594,904

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*	274,899	60,026,946

Media — 3.3%
Time Warner, Inc.	389,026	34,004,763
Walt Disney Co. (The)	666,009	76,018,267

		110,023,030

Multiline Retail — 1.0%
Dollar General Corp.	441,476	34,320,344

Oil, Gas & Consumable Fuels — 2.1%
Concho Resources, Inc.*	334,348	38,068,863
EOG Resources, Inc.	339,572	29,729,529

		67,798,392

Pharmaceuticals — 7.9%
Allergan PLC*	246,474	74,795,000
Bristol-Myers Squibb Co.	1,111,802	73,979,305
Novo Nordisk A/S (Denmark), ADR	985,436	53,962,475
Shire PLC (Ireland), ADR	239,169	57,756,922

		260,493,702

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	397,889	37,119,065

Road & Rail — 1.0%
Canadian Pacific Railway Ltd. (Canada)	199,188	31,915,893

Semiconductors & Semiconductor Equipment — 1.9%
ARM Holdings PLC (United Kingdom), ADR(a)	704,505	34,710,961
NXP Semiconductors NV (Netherlands)*(a)	299,043	29,366,023

		64,076,984

Software — 8.6%
Adobe Systems, Inc.*	718,463	58,202,688
FireEye, Inc.*(a)	432,101	21,134,060
Red Hat, Inc.*	643,379	48,851,767
salesforce.com, inc.*	894,052	62,252,841
Splunk, Inc.*	515,392	35,881,591
VMware, Inc. (Class A Stock)*	246,858	21,165,605
Workday, Inc. (Class A Stock)*(a)	461,816	35,278,124

		282,766,676

Specialty Retail — 4.8%
Inditex SA (Spain)	1,720,611	56,121,826

O’Reilly Automotive, Inc.*(a)	193,354	43,694,137
Tiffany & Co.	279,638	25,670,768
TJX Cos., Inc. (The)	515,538	34,113,149

		159,599,880

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	1,510,994	189,516,422

Textiles, Apparel & Luxury Goods — 5.0%
Luxottica Group SpA (Italy)	522,303	34,742,587
NIKE, Inc. (Class B Stock)	802,929	86,732,391
Under Armour, Inc. (Class A Stock)*(a)	517,950	43,217,748

		164,692,726

TOTAL LONG-TERM INVESTMENTS (cost $1,858,797,187)		3,291,486,093

SHORT-TERM INVESTMENT — 6.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $216,477,398; includes $204,530,368 of cash collateral for securities on loan)(b)(c)	216,477,398	216,477,398

TOTAL INVESTMENTS — 105.9% (cost $2,075,274,585)(d)		3,507,963,491
Liabilities in excess of other assets — (5.9)%		(196,631,712)

NET ASSETS — 100.0%		$3,311,331,779

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $202,587,002; cash collateral of $204,530,368 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,080,819,656

Appreciation	1,428,120,389
Depreciation	(976,554)

Net Unrealized Appreciation	$1,427,143,835

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$56,495,523	$—	$—
Automobiles	53,734,892	—	—
Beverages	16,436,481	—	—
Biotechnology	299,279,862	—	—
Capital Markets	36,151,543	—	—
Chemicals	69,002,913	—	—
Diversified Financial Services	33,916,340	—	—
Electronic Equipment, Instruments & Components	885,522	—	—
Energy Equipment & Services	33,006,978	—	—
Food & Staples Retailing	83,249,636	—	—
Health Care Equipment & Supplies	56,950,223	—	—
Hotels, Restaurants & Leisure	151,620,385	—	—
Internet & Catalog Retail	310,731,233	—	—
Internet Software & Services	331,738,900	57,340,698	—
IT Services	238,594,904	—	—
Life Sciences Tools & Services	60,026,946	—	—
Media	110,023,030	—	—
Multiline Retail	34,320,344	—	—
Oil, Gas & Consumable Fuels	67,798,392	—	—
Pharmaceuticals	260,493,702	—	—
Real Estate Investment Trusts (REITs)	37,119,065	—	—
Road & Rail	31,915,893	—	—
Semiconductors & Semiconductor Equipment	64,076,984	—	—
Software	282,766,676	—	—
Specialty Retail	103,478,054	56,121,826	—
Technology Hardware, Storage & Peripherals	189,516,422	—	—
Textiles, Apparel & Luxury Goods	129,950,139	34,742,587	—
Affiliated Money Market Mutual Fund	216,477,398	—	—

Total	$3,359,758,380	$148,205,111	$—

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	54,535	$7,565,095
United Technologies Corp.	54,390	6,033,483

		13,598,578

Air Freight & Logistics — 1.0%
FedEx Corp.	32,813	5,591,335

Auto Components — 1.0%
Lear Corp.	48,942	5,494,229

Banks — 8.5%
Bank of America Corp.	549,015	9,344,235
Citigroup, Inc.	99,628	5,503,451
JPMorgan Chase & Co.	163,291	11,064,598
PNC Financial Services Group, Inc. (The)	109,588	10,482,092
Wells Fargo & Co.	186,545	10,491,291

		46,885,667

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	53,634	11,198,243

Chemicals — 2.9%
Monsanto Co.	68,297	7,279,777
Potash Corp. of Saskatchewan, Inc. (Canada)	279,918	8,669,061

		15,948,838

Commercial Services & Supplies — 2.6%
ADT Corp. (The)(a)	274,366	9,210,466
Brink’s Co. (The)	177,074	5,211,288

		14,421,754

Communications Equipment — 5.1%
Brocade Communications Systems, Inc.	742,001	8,814,972
JDS Uniphase Corp.*	604,396	6,998,906
Juniper Networks, Inc.	262,829	6,825,669
Polycom, Inc.*	442,093	5,057,544

		27,697,091

Diversified Financial Services — 1.7%
Voya Financial, Inc.	196,203	9,117,553

Diversified Telecommunication Services — 1.0%
Frontier Communications Corp.	1,126,003	5,573,715

Electric Utilities — 3.1%
FirstEnergy Corp.	307,358	10,004,503
PPL Corp.	246,129	7,253,421

		17,257,924

Electrical Equipment — 1.0%
Eaton Corp. PLC	80,673	5,444,621

Electronic Equipment, Instruments & Components — 1.4%
Benchmark Electronics, Inc.*	213,118	4,641,710
Trimble Navigation Ltd.*	139,995	3,284,283

		7,925,993

Energy Equipment & Services — 0.9%
Patterson-UTI Energy, Inc.	267,407	5,031,263

Food & Staples Retailing — 0.8%
CVS Health Corp.	39,720	4,165,834

Food Products — 3.4%
Diamond Foods, Inc.*	327,798	10,286,301
Mondelez International, Inc. (Class A Stock)	196,410	8,080,308

		18,366,609

Health Care Equipment & Supplies — 1.4%
Hologic, Inc.*	205,444	7,819,199

Health Care Providers & Services — 1.0%
Express Scripts Holding Co.*	61,698	5,487,420

Hotels, Restaurants & Leisure — 7.5%
Carnival Corp.	249,380	12,316,878
Hyatt Hotels Corp. (Class A Stock)*	161,726	9,168,247
MGM Resorts International*	280,951	5,127,356
Pinnacle Entertainment, Inc.*	232,390	8,663,499
Wendy’s Co. (The)	497,359	5,610,210

		40,886,190

Household Durables — 1.2%
Ryland Group, Inc. (The)(a)	144,054	6,679,784

Independent Power & Renewable Electricity Producers — 0.9%
Calpine Corp.*	282,881	5,089,029

Insurance — 2.7%
MetLife, Inc.	178,353	9,985,984
Symetra Financial Corp.	201,500	4,870,255

		14,856,239

Internet Software & Services — 1.5%
Google, Inc. (Class C Stock)	15,447	8,040,318

Machinery — 0.9%
SPX Corp.	66,930	4,845,063

Media — 7.6%
Comcast Corp. (Special Class A Stock)	182,523	10,940,429
Live Nation Entertainment, Inc.*	313,802	8,626,417
Nine Entertainment Co. Holdings Ltd. (Australia)	1,298,256	1,549,658
Nine Entertainment Co. Holdings Ltd., 144A (Australia)(b)	1,239,630	1,479,680
Twenty-First Century Fox, Inc. (Class A Stock)	172,006	5,597,935
Viacom, Inc. (Class B Stock)	84,450	5,458,848
Vivendi SA (France)	315,894	8,010,014

		41,662,981

Metals & Mining — 0.6%
Constellium NV (Netherlands) (Class A Stock)*	284,149	3,361,483

Multiline Retail — 1.8%
Target Corp.	119,746	9,774,866

Multi-Utilities — 0.8%
PG&E Corp.	85,019	4,174,433

Oil, Gas & Consumable Fuels — 6.2%
Anadarko Petroleum Corp.	115,904	9,047,466
Cobalt International Energy, Inc.*	286,138	2,778,400
Laredo Petroleum, Inc.*	351,834	4,426,072

Noble Energy, Inc.	198,461	8,470,315
Occidental Petroleum Corp.	72,322	5,624,482
Rice Energy, Inc.*(a)	181,955	3,790,123

		34,136,858

Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.*	195,377	3,327,270

Pharmaceuticals — 9.8%
AbbVie, Inc.	97,315	6,538,595
Bristol-Myers Squibb Co.	157,903	10,506,866
Merck & Co., Inc.	162,809	9,268,716
Mylan NV*(a)	141,173	9,580,000
Pfizer, Inc.	294,496	9,874,451
Shire PLC (Ireland), ADR	33,803	8,163,086

		53,931,714

Professional Services — 1.1%
ManpowerGroup, Inc.	69,480	6,210,122

Semiconductors & Semiconductor Equipment — 2.2%
Altera Corp.	109,346	5,598,515
Maxim Integrated Products, Inc.	194,295	6,717,750

		12,316,265

Software — 7.5%
Cadence Design Systems, Inc.*(a)	368,919	7,252,947
Fortinet, Inc.*	158,054	6,532,372
Guidewire Software, Inc.*	148,546	7,862,540
Microsoft Corp.	131,316	5,797,601
PTC, Inc.*	122,549	5,026,960
Rovi Corp.*(a)	531,219	8,472,943

		40,945,363

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	75,116	9,421,424
Diebold, Inc.	207,402	7,259,070

		16,680,494

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	110,157	3,812,534

TOTAL LONG-TERM INVESTMENTS (cost $433,798,878)		537,756,872

SHORT-TERM INVESTMENT — 10.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $56,038,425; includes $39,629,338 of cash collateral for securities on loan)(c)(d)	56,038,425	56,038,425

TOTAL INVESTMENTS — 108.1% (cost $489,837,303)(e)		593,795,297
Liabilities in excess of other assets — (8.1)%		(44,651,840)

NET ASSETS — 100.0%		$549,143,457

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,948,531; cash collateral of $39,629,338 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$490,948,699

Appreciation	121,240,536
Depreciation	(18,393,938)

Net Unrealized Appreciation	$102,846,598

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,598,578	$—	$—
Air Freight & Logistics	5,591,335	—	—
Auto Components	5,494,229	—	—
Banks	46,885,667	—	—
Capital Markets	11,198,243	—	—
Chemicals	15,948,838	—	—
Commercial Services & Supplies	14,421,754	—	—
Communications Equipment	27,697,091	—	—
Diversified Financial Services	9,117,553	—	—
Diversified Telecommunication Services	5,573,715	—	—
Electric Utilities	17,257,924	—	—
Electrical Equipment	5,444,621	—	—
Electronic Equipment, Instruments & Components	7,925,993	—	—
Energy Equipment & Services	5,031,263	—	—
Food & Staples Retailing	4,165,834	—	—
Food Products	18,366,609	—	—
Health Care Equipment & Supplies	7,819,199	—	—
Health Care Providers & Services	5,487,420	—	—
Hotels, Restaurants & Leisure	40,886,190	—	—
Household Durables	6,679,784	—	—
Independent Power & Renewable Electricity Producers	5,089,029	—	—
Insurance	14,856,239	—	—
Internet Software & Services	8,040,318	—	—
Machinery	4,845,063	—	—
Media	30,623,629	11,039,352	—
Metals & Mining	3,361,483	—	—
Multiline Retail	9,774,866	—	—
Multi-Utilities	4,174,433	—	—

Oil, Gas & Consumable Fuels	34,136,858	—	—
Paper & Forest Products	3,327,270	—	—
Pharmaceuticals	53,931,714	—	—
Professional Services	6,210,122	—	—
Semiconductors & Semiconductor Equipment	12,316,265	—	—
Software	40,945,363	—	—
Technology Hardware, Storage & Peripherals	16,680,494	—	—
Textiles, Apparel & Luxury Goods	3,812,534	—	—
Affiliated Money Market Mutual Fund	56,038,425	—	—

Total	$582,755,945	$11,039,352	$—

Prudential Balanced Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 61.5%
Aerospace & Defense — 1.7%
Airbus Group NV (France)	908	$59,145
BAE Systems PLC (United Kingdom)	4,867	34,485
Cobham PLC (United Kingdom)	1,771	7,314
Curtiss-Wright Corp.(a)	1,500	108,660
Finmeccanica SpA (Italy)*	603	7,585
General Dynamics Corp.	11,900	1,686,111
HEICO Corp.	1,575	91,822
Huntington Ingalls Industries, Inc.	7,600	855,684
L-3 Communications Holdings, Inc.	1,400	158,732
Lockheed Martin Corp.	8,900	1,654,510
Meggitt PLC (United Kingdom)	1,107	8,106
Northrop Grumman Corp.	7,900	1,253,177
Raytheon Co.	9,300	889,824
Rolls-Royce Holdings PLC (United Kingdom)	2,818	38,492
Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)*	426,666	670
Safran SA (France)	449	30,514
Singapore Technologies Engineering Ltd. (Singapore)	2,400	5,876
Thales SA (France)	159	9,607
United Technologies Corp.	1,700	188,581
Zodiac Aerospace (France)	310	10,098

		7,098,993

Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.*	1,500	82,440
Bollore SA (France)	1,391	7,441
Deutsche Post AG (Germany)	1,493	43,624
Expeditors International of Washington, Inc.	4,200	193,641
FedEx Corp.	6,000	1,022,400
Park-Ohio Holdings Corp.	400	19,384
Royal Mail PLC (United Kingdom)	1,039	8,400
TNT Express NV (Netherlands)	758	6,438
United Parcel Service, Inc. (Class B Stock)	19,200	1,860,672
Yamato Holdings Co. Ltd. (Japan)	600	11,601

		3,256,041

Airlines — 0.4%
Allegiant Travel Co.	750	133,410
ANA Holdings, Inc. (Japan)	1,800	4,880
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	4,914
Deutsche Lufthansa AG (Germany)*	366	4,722
easyJet PLC (United Kingdom)	246	5,980
International Consolidated Airlines Group SA (United Kingdom)*	1,259	9,822
Japan Airlines Co. Ltd. (Japan)	100	3,485
Qantas Airways Ltd. (Australia)*	847	2,058
Singapore Airlines Ltd. (Singapore)	800	6,370
Southwest Airlines Co.	39,900	1,320,291

		1,495,932

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	250	10,630
Bridgestone Corp. (Japan)	1,000	36,963
Cie Generale des Etablissements Michelin (France)	286	30,094
Continental AG (Germany)	170	40,252
Cooper Tire & Rubber Co.	1,800	60,894
Cooper-Standard Holding, Inc.*	200	12,294
Dana Holding Corp.	6,900	142,002
Denso Corp. (Japan)	750	37,315
GKN PLC (United Kingdom)	2,552	13,408

Johnson Controls, Inc.	1,700	84,201
Koito Manufacturing Co. Ltd. (Japan)	200	7,788
Modine Manufacturing Co.*	800	8,584
NGK Spark Plug Co. Ltd. (Japan)	300	8,308
NHK Spring Co. Ltd. (Japan)	300	3,303
NOK Corp. (Japan)	100	3,098
Nokian Renkaat OYJ (Finland)	171	5,358
Pirelli & C. SpA (Italy)	382	6,447
Stanley Electric Co. Ltd. (Japan)	200	4,165
Sumitomo Electric Industries Ltd. (Japan)	1,200	18,573
Sumitomo Rubber Industries Ltd. (Japan)	300	4,647
Tenneco, Inc.*	1,000	57,440
Tower International, Inc.*	500	13,025
Toyoda Gosei Co. Ltd. (Japan)	100	2,410
Toyota Industries Corp. (Japan)	300	17,084
Valeo SA (France)	122	19,298

		647,581

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	511	55,962
Daihatsu Motor Co. Ltd. (Japan)	300	4,270
Daimler AG (Germany)	1,486	135,368
Fiat Chrysler Automobiles NV (United Kingdom)*	1,348	19,775
Fuji Heavy Industries Ltd. (Japan)	900	33,094
Honda Motor Co. Ltd. (Japan)	2,500	80,800
Isuzu Motors Ltd. (Japan)	950	12,464
Mazda Motor Corp. (Japan)	860	16,829
Mitsubishi Motors Corp. (Japan)	970	8,249
Nissan Motor Co. Ltd. (Japan)	3,800	39,698
Peugeot SA (France)*	665	13,714
Renault SA (France)	294	30,825
Suzuki Motor Corp. (Japan)	600	20,250
Thor Industries, Inc.	16,800	945,504
Toyota Motor Corp. (Japan)	4,200	281,053
Volkswagen AG (Germany)	54	12,503
Yamaha Motor Co. Ltd. (Japan)	400	8,740

		1,719,098

Banks — 4.0%
Aozora Bank Ltd. (Japan)	2,100	7,923
Australia & New Zealand Banking Group Ltd. (Australia)	4,254	105,572
Banc of California, Inc.	1,300	17,875
Banca Monte dei Paschi di Siena SpA (Italy)*	338	659
BancFirst Corp.	600	39,270
Banco Bilbao Vizcaya Argentaria SA (Spain)	9,757	96,145
Banco Comercial Portugues SA (Portugal)*	56,314	4,922
Banco de Sabadell SA (Spain)	7,512	18,195
Banco Espirito Santo SA (Portugal)*	4,022	—
Banco Popolare SC (Italy)*	563	9,270
Banco Popular Espanol SA (Spain)	2,486	12,096
Banco Santander SA (Spain)	22,198	156,141
Bank Hapoalim BM (Israel)	1,878	10,107
Bank Leumi Le-Israel BM (Israel)*	2,063	8,717
Bank of America Corp.	190,000	3,233,800
Bank of East Asia Ltd. (The) (Hong Kong)	2,000	8,738
Bank of Ireland (Ireland)*	42,795	17,323
Bank of Kyoto Ltd. (The) (Japan)	500	5,752
Bank of Queensland Ltd. (Australia)	606	5,963
Bank of Yokohama Ltd. (The) (Japan)	1,900	11,636
Bankia SA (Spain)*	7,167	9,124
Bankinter SA (Spain)	1,043	7,736
Barclays PLC (United Kingdom)	25,494	104,490

BBCN Bancorp, Inc.	7,200	106,488
Bendigo & Adelaide Bank Ltd. (Australia)	737	6,969
Berkshire Hills Bancorp, Inc.	2,600	74,048
BNP Paribas SA (France)	1,635	99,216
BOC Hong Kong Holdings Ltd. (Hong Kong)	5,500	22,891
CaixaBank SA (Spain)	3,562	16,575
Camden National Corp.	600	23,220
Chemical Financial Corp.	1,500	49,590
Chiba Bank Ltd. (The) (Japan)	1,200	9,138
Chugoku Bank Ltd. (The) (Japan)	300	4,729
Citigroup, Inc.	18,270	1,009,235
Commerzbank AG (Germany)*	1,628	20,812
Commonwealth Bank of Australia (Australia)	2,480	162,631
Community Trust Bancorp, Inc.	720	25,106
Credit Agricole SA (France)	1,596	23,828
Customers Bancorp, Inc.*	360	9,680
Danske Bank A/S (Denmark)	1,085	31,896
DBS Group Holdings Ltd. (Singapore)	2,642	40,538
DNB ASA (Norway)	1,488	24,781
Enterprise Financial Services Corp.	1,100	25,047
Erste Group Bank AG (Austria)*	435	12,394
Financial Institutions, Inc.	1,600	39,744
First Bancorp	1,000	16,680
First Community Bancshares, Inc.	1,700	30,974
First Financial Corp.	700	25,032
First Interstate BancSystem, Inc. (Class A Stock)	1,700	47,158
First Merchants Corp.	2,500	61,750
First NBC Bank Holding Co.*	2,100	75,600
Fukuoka Financial Group, Inc. (Japan)	1,300	6,738
Great Southern Bancorp, Inc.	800	33,712
Great Western Bancorp, Inc.	2,900	69,919
Gunma Bank Ltd. (The) (Japan)	600	4,427
Hachijuni Bank Ltd. (The) (Japan)	800	6,032
Hang Seng Bank Ltd. (Hong Kong)	1,200	23,437
Hanmi Financial Corp.	2,400	59,616
Hilltop Holdings, Inc.*	6,300	151,767
Hiroshima Bank Ltd. (The) (Japan)	800	4,777
Hokuhoku Financial Group, Inc. (Japan)	1,900	4,483
Horizon Bancorp	750	18,720
HSBC Holdings PLC (United Kingdom)	29,692	265,873
ING Groep NV-CVA (Netherlands)	5,954	98,869
International Bancshares Corp.	1,700	45,679
Intesa Sanpaolo SpA (Italy)	19,562	71,039
Intesa Sanpaolo SpA - RSP (Italy)	1,491	4,760
Investors Bancorp, Inc.	4,300	52,890
Iyo Bank Ltd. (The) (Japan)	400	4,911
Joyo Bank Ltd. (The) (Japan)	1,200	6,719
JPMorgan Chase & Co.	66,930	4,535,177
KBC Groep NV (Belgium)	386	25,877
KeyCorp	38,700	581,274
Lloyds Banking Group PLC (United Kingdom)	88,111	118,262
MainSource Financial Group, Inc.	2,700	59,265
MidWestOne Financial Group, Inc.	400	13,168
Mitsubishi UFJ Financial Group, Inc. (Japan)	19,700	141,731
Mizrahi Tefahot Bank Ltd. (Israel)	203	2,516
Mizuho Financial Group, Inc. (Japan)	35,760	77,375
National Australia Bank Ltd. (Australia)	4,020	103,250
National Penn Bancshares, Inc.	3,200	36,096
Natixis SA (France)	1,500	10,826
Nordea Bank AB (Sweden)	4,687	58,455

Old National Bancorp	3,500	50,610
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,727	35,698
Pacific Premier Bancorp, Inc.*	1,100	18,656
Preferred Bank	800	24,040
Prosperity Bancshares, Inc.(a)	1,000	57,740
Raiffeisen Bank International AG (Austria)*(a)	186	2,707
Regions Financial Corp.	132,100	1,368,556
Resona Holdings, Inc. (Japan)	3,500	19,089
Royal Bank of Scotland Group PLC (United Kingdom)*	3,783	20,918
S&T Bancorp, Inc.	1,700	50,303
Seven Bank Ltd. (Japan)	1,200	5,555
Shinsei Bank Ltd. (Japan)	2,600	5,240
Shizuoka Bank Ltd. (The) (Japan)	900	9,395
Simmons First National Corp. (Class A Stock)	200	9,336
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,316	29,625
Societe Generale SA (France)	1,118	52,461
Standard Chartered PLC (United Kingdom)	3,815	61,095
Stock Yards Bancorp, Inc.	500	18,895
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,967	87,569
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,080	23,239
Suruga Bank Ltd. (Japan)	300	6,426
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,302	33,605
Swedbank AB (Sweden) (Class A Stock)	1,390	32,407
UniCredit SpA (Italy)	7,496	50,380
Unione di Banche Italiane SCpA (Italy)	1,374	11,025
United Overseas Bank Ltd. (Singapore)	1,952	33,397
Univest Corp. of Pennsylvania	1,000	20,360
US Bancorp	4,100	177,940
Wells Fargo & Co.	21,341	1,200,218
WesBanco, Inc.	400	13,608
West Bancorporation, Inc.	800	15,872
Western Alliance Bancorp*	800	27,008
Westpac Banking Corp. (Australia)	4,797	118,688
Wilshire Bancorp, Inc.	8,000	101,040
Yadkin Financial Corp.*	1,000	20,950
Yamaguchi Financial Group, Inc. (Japan)	400	4,981

		16,503,476

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	1,241	149,343
Asahi Group Holdings Ltd. (Japan)	550	17,467
Carlsberg A/S (Denmark) (Class B Stock)	165	14,950
Coca-Cola Amatil Ltd. (Australia)	909	6,412
Coca-Cola Co. (The)	43,300	1,698,659
Coca-Cola Enterprises, Inc.	17,900	777,576
Coca-Cola HBC AG (Switzerland)	308	6,610
Diageo PLC (United Kingdom)	3,879	112,334
Dr. Pepper Snapple Group, Inc.	3,000	218,700
Heineken Holding NV (Netherlands)	162	11,354
Heineken NV (Netherlands)	352	26,762
Kirin Holdings Co. Ltd. (Japan)	1,300	17,906
Monster Beverage Corp.*	1,100	147,422
National Beverage Corp.*	1,400	31,486
PepsiCo, Inc.	29,200	2,725,528
Pernod-Ricard SA (France)	328	37,918
Remy Cointreau SA (France)	40	2,890
SABMiller PLC (United Kingdom)	1,494	77,464
Treasury Wine Estates Ltd. (Australia)	1,004	3,856

		6,084,637

Biotechnology — 2.4%
Actelion Ltd. (Switzerland)	159	23,286

Amgen, Inc.	11,300	1,734,776
Ardelyx, Inc.*	1,700	27,149
Biogen, Inc.*	6,300	2,544,822
BioSpecifics Technologies Corp.*	900	46,440
Celgene Corp.*	8,500	983,747
Cepheid, Inc.*	1,400	85,610
CSL Ltd. (Australia)	733	48,867
Dyax Corp.*(a)	6,100	161,650
Emergent BioSolutions, Inc.*	3,700	121,915
Epizyme, Inc.*	2,100	50,400
Five Prime Therapeutics, Inc.*	2,100	52,164
Genomic Health, Inc.*(a)	1,400	38,906
Gilead Sciences, Inc.	21,300	2,493,804
Grifols SA (Spain)	239	9,651
Halozyme Therapeutics, Inc.*(a)	5,500	124,190
ImmunoGen, Inc.*	1,900	27,322
Infinity Pharmaceuticals, Inc.*(a)	3,300	36,135
MiMedx Group, Inc.*(a)	11,500	133,285
Portola Pharmaceuticals, Inc.*	1,200	54,660
Prothena Corp. PLC*	3,400	179,078
Regeneron Pharmaceuticals, Inc.*	1,300	663,169
Repligen Corp.*	2,900	119,683
Threshold Pharmaceuticals, Inc.*	2,800	11,312

		9,772,021

Building Products — 0.3%
A.O. Smith Corp.	11,600	834,968
American Woodmark Corp.*	1,500	82,275
Asahi Glass Co. Ltd. (Japan)	1,600	9,605
Assa Abloy AB (Sweden) (Class B Stock)	1,533	28,860
Cie de Saint-Gobain (France)	734	33,134
Continental Building Products, Inc.*	1,500	31,785
Daikin Industries Ltd. (Japan)	350	25,161
Geberit AG (Switzerland)	58	19,337
LIXIL Group Corp. (Japan)	400	7,934
Patrick Industries, Inc.*	1,800	68,490
TOTO Ltd. (Japan)	500	9,012
Trex Co., Inc.*(a)	1,000	49,430
Universal Forest Products, Inc.	1,700	88,451

		1,288,442

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	1,388	11,262
Aberdeen Asset Management PLC (United Kingdom)	1,320	8,373
Bank of New York Mellon Corp. (The)	37,800	1,586,466
BGC Partners, Inc. (Class A Stock)	10,700	93,625
Credit Suisse Group AG (Switzerland)	2,347	64,748
Daiwa Securities Group, Inc. (Japan)	2,600	19,450
Deutsche Bank AG (Germany)	2,128	63,982
Franklin Resources, Inc.	26,300	1,289,489
GAMCO Investors, Inc. (Class A Stock)	800	54,968
Goldman Sachs Group, Inc. (The)	10,815	2,258,064
Hargreaves Lansdown PLC (United Kingdom)	369	6,685
ICAP PLC (United Kingdom)	890	7,403
INTL FCStone, Inc.*	1,100	36,564
Investec PLC (South Africa)	878	7,889
Julius Baer Group Ltd. (Switzerland)	348	19,528
Macquarie Group Ltd. (Australia)	436	27,318
Mediobanca SpA (Italy)	824	8,079
Nomura Holdings, Inc. (Japan)	5,800	39,161

Partners Group Holding AG (Switzerland)	25	7,472
Piper Jaffray Cos.*	2,200	96,008
Platinum Asset Management Ltd. (Australia)	372	2,144
SBI Holdings, Inc. (Japan)	340	4,674
Schroders PLC (United Kingdom)	199	9,929
State Street Corp.	11,700	900,900
UBS Group AG (Switzerland)	5,635	119,555
Westwood Holdings Group, Inc.	700	41,699

		6,785,435

Chemicals — 1.6%
Air Liquide SA (France)	532	67,506
Air Water, Inc. (Japan)	300	5,485
Akzo Nobel NV (Netherlands)	370	27,013
Arkema SA (France)	94	6,795
Asahi Kasei Corp. (Japan)	2,100	17,225
Axiall Corp.	200	7,210
BASF SE (Germany)	1,417	124,686
Cabot Corp.	12,700	473,583
Chemtura Corp.*	4,600	130,226
Croda International PLC (United Kingdom)	210	9,080
Daicel Corp. (Japan)	500	6,416
EMS-Chemie Holding AG (Switzerland)	13	5,492
Evonik Industries AG (Germany)	143	5,460
Ferro Corp.*	1,400	23,492
FutureFuel Corp.	2,800	36,036
Givaudan SA (Switzerland)	14	24,238
Hitachi Chemical Co. Ltd. (Japan)	200	3,602
Incitec Pivot Ltd. (Australia)	2,715	8,049
Israel Chemicals Ltd. (Israel)	712	4,973
Israel Corp. Ltd. (The) (Israel)	4	1,412
Johnson Matthey PLC (United Kingdom)	319	15,212
JSR Corp. (Japan)	300	5,296
K+S AG (Germany)	294	12,397
Kaneka Corp. (Japan)	500	3,652
Kansai Paint Co. Ltd. (Japan)	400	6,197
Koninklijke DSM NV (Netherlands)	273	15,851
Kuraray Co. Ltd. (Japan)	600	7,329
LANXESS AG (Germany)	142	8,378
Linde AG (Germany)	287	54,391
LyondellBasell Industries NV (Netherlands) (Class A Stock)	19,100	1,977,232
Mitsubishi Chemical Holdings Corp. (Japan)	1,900	11,945
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	3,360
Mitsui Chemicals, Inc. (Japan)	1,300	4,830
Mosaic Co. (The)	27,700	1,297,745
Nitto Denko Corp. (Japan)	300	24,637
Novozymes A/S (Denmark)	369	17,531
OCI NV (Netherlands)*	131	3,713
Orica Ltd. (Australia)	563	9,242
Sherwin-Williams Co. (The)	5,200	1,430,104
Shin-Etsu Chemical Co. Ltd. (Japan)	600	37,207
Sika AG (Switzerland)	3	10,581
Solvay SA (Belgium)	92	12,674
Stepan Co.	2,040	110,384
Sumitomo Chemical Co. Ltd. (Japan)	2,300	13,819
Symrise AG (Germany)	191	11,862
Syngenta AG (Switzerland)	143	58,347
Taiyo Nippon Sanso Corp. (Japan)	300	3,631
Teijin Ltd. (Japan)	1,500	5,821
Toray Industries, Inc. (Japan)	2,400	20,286
Trecora Resources*	1,800	27,180
Tredegar Corp.	1,600	35,376

Trinseo SA*(a)	3,000	80,520
Umicore SA (Belgium)	139	6,601
Westlake Chemical Corp.	1,300	89,167
Yara International ASA (Norway)	282	14,695

		6,435,172

Commercial Services & Supplies — 0.2%
Aggreko PLC (United Kingdom)	398	8,990
Babcock International Group PLC (United Kingdom)	389	6,590
Brambles Ltd. (Australia)	2,417	19,717
Brink’s Co. (The)	1,500	44,145
Dai Nippon Printing Co. Ltd. (Japan)	900	9,287
Deluxe Corp.	2,600	161,200
Edenred (France)	325	8,030
G4S PLC (United Kingdom)	2,414	10,179
ISS A/S (Denmark)	228	7,509
Kimball International, Inc. (Class B Stock)	700	8,512
Quad/Graphics, Inc.	1,500	27,765
Secom Co. Ltd. (Japan)	300	19,490
Securitas AB (Sweden) (Class B Stock)	486	6,419
Societe BIC SA (France)	45	7,174
Steelcase, Inc. (Class A Stock)	1,700	32,147
Toppan Printing Co. Ltd. (Japan)	900	7,524
UniFirst Corp.	1,000	111,850
West Corp.	4,100	123,410

		619,938

Communications Equipment — 1.1%
Alcatel-Lucent (France)*	4,290	15,647
Black Box Corp.	400	8,000
Cisco Systems, Inc.	98,966	2,717,606
F5 Networks, Inc.*	1,500	180,525
Ixia*	1,000	12,440
Juniper Networks, Inc.	7,000	181,790
Nokia OYJ (Finland)	5,779	39,395
Polycom, Inc.*	10,800	123,552
QUALCOMM, Inc.	18,600	1,164,918
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,696	48,910

		4,492,783

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	275	8,870
Aegion Corp.*	4,600	87,124
Argan, Inc.	2,100	84,693
Boskalis Westminster NV (Netherlands)	134	6,578
Bouygues SA (France)	310	11,590
Chiyoda Corp. (Japan)	300	2,655
CIMIC Group Ltd. (Australia)	169	2,831
Ferrovial SA (Spain)	686	14,904
JGC Corp. (Japan)	300	5,663
Kajima Corp. (Japan)	1,300	6,106
MYR Group, Inc.*	2,100	65,016
Obayashi Corp. (Japan)	1,000	7,292
Shimizu Corp. (Japan)	1,000	8,416
Skanska AB (Sweden) (Class B Stock)	628	12,726
Taisei Corp. (Japan)	1,700	9,760
Vinci SA (France)	728	42,251

		376,475

Construction Materials — 0.1%
Boral Ltd. (Australia)	1,235	5,564
CRH PLC (Ireland)	1,258	35,467
Fletcher Building Ltd. (New Zealand)	1,093	6,014
Headwaters, Inc.*	7,400	134,828
HeidelbergCement AG (Germany)	219	17,357
Holcim Ltd. (Switzerland)	367	27,079
Imerys SA (France)	53	4,066
James Hardie Industries PLC (Ireland)	667	8,878
Lafarge SA (France)	288	19,042
Taiheiyo Cement Corp. (Japan)	2,000	5,849
United States Lime & Minerals, Inc.	500	29,060

		293,204

Consumer Finance — 0.4%
Acom Co. Ltd. (Japan)*	1,000	3,833
AEON Financial Service Co. Ltd. (Japan)	200	5,549
Credit Saison Co. Ltd. (Japan)	300	6,423
Discover Financial Services	19,900	1,146,638
Nelnet, Inc. (Class A Stock)	2,400	103,944
Regional Management Corp.*	1,300	23,218
Synchrony Financial*(a)	15,300	503,829

		1,793,434

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	1,862	19,677
Packaging Corp. of America	4,000	249,960
Rexam PLC (United Kingdom)	1,129	9,792
Toyo Seikan Group Holdings Ltd. (Japan)	300	4,813

		284,242

Distributors — 0.1%
Genuine Parts Co.	3,800	340,214
Jardine Cycle & Carriage Ltd. (Singapore)	200	4,910
Pool Corp.	1,200	84,216

		429,340

Diversified Consumer Services
American Public Education, Inc.*	1,300	33,436
Benesse Holdings, Inc. (Japan)	150	3,760
Capella Education Co.	700	37,569
Grand Canyon Education, Inc.*(a)	600	25,440
K12, Inc.*	1,300	16,445
Strayer Education, Inc.*	1,000	43,100

		159,750

Diversified Financial Services — 1.0%
ASX Ltd. (Australia)	301	9,257
Berkshire Hathaway, Inc. (Class B Stock)*	26,800	3,647,748
Deutsche Boerse AG (Germany)	292	24,186
Eurazeo SA (France)	63	4,184
EXOR SpA (Italy)	155	7,404
First Pacific Co. Ltd. (Hong Kong)	4,000	3,375
Gain Capital Holdings, Inc.	3,300	31,548
Groupe Bruxelles Lambert SA (Belgium)	116	9,354
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,700	59,899
Industrivarden AB (Sweden) (Class C Stock)	236	4,448
Investment AB Kinnevik (Sweden)	366	11,577
Investor AB (Sweden) (Class B Stock)	694	25,876
London Stock Exchange Group PLC (United Kingdom)	466	17,335
Marlin Business Services Corp.	800	13,504
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	4,922

MSCI, Inc.	6,300	387,765
ORIX Corp. (Japan)	2,120	31,481
Pargesa Holding SA (Switzerland)	58	3,905
Singapore Exchange Ltd. (Singapore)	1,300	7,552
Wendel SA (France)	40	4,915

		4,310,235

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	14,510	515,395
Atlantic Tele-Network, Inc.	600	41,448
Belgacom SA (Belgium)	236	8,351
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	2,949	5,022
BT Group PLC (United Kingdom) (Class A Stock)	12,866	91,108
Cincinnati Bell, Inc.*	2,400	9,168
Deutsche Telekom AG (Germany)	4,899	84,460
Elisa OYJ (Finland)	215	6,812
HKT Trust and HKT Ltd. (Hong Kong)	4,720	5,553
IDT Corp. (Class B Stock)	2,000	36,160
Iliad SA (France)	41	9,089
Inmarsat PLC (United Kingdom)	627	9,014
Inteliquent, Inc.	4,900	90,160
Intelsat SA*(a)	4,800	47,616
Koninklijke KPN NV (Netherlands)	4,942	18,947
Nippon Telegraph & Telephone Corp. (Japan)	1,100	39,837
Orange SA (France)	2,861	44,215
PCCW Ltd. (Hong Kong)	6,200	3,698
Premiere Global Services, Inc.*	4,600	47,334
Singapore Telecommunications Ltd. (Singapore)	12,300	38,385
Spark New Zealand Ltd. (New Zealand)	2,946	5,576
Swisscom AG (Switzerland)	40	22,418
TDC A/S (Denmark)	1,280	9,383
Telecom Italia SpA (Italy)*	15,591	19,813
Telecom Italia SpA-RSP (Italy)	9,349	9,534
Telefonica Deutschland Holding AG (Germany)	869	5,006
Telefonica SA (Spain)	6,804	96,926
Telenor ASA (Norway)	1,158	25,389
TeliaSonera AB (Sweden)	3,928	23,151
Telstra Corp. Ltd. (Australia)	6,603	31,249
TPG Telecom Ltd. (Australia)	444	3,067
Verizon Communications, Inc.	71,550	3,334,946
Vonage Holdings Corp.*	3,500	17,185

		4,755,415

Electric Utilities — 0.6%
ALLETE, Inc.	1,600	74,224
AusNet Services (Australia)	2,589	2,785
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,000	7,762
Chubu Electric Power Co., Inc. (Japan)	1,000	14,904
Chugoku Electric Power Co., Inc. (The) (Japan)	500	7,294
CLP Holdings Ltd. (Hong Kong)	2,800	23,797
Contact Energy Ltd. (New Zealand)	574	1,949
EDP - Energias de Portugal SA (Portugal)	3,574	13,617
Electricite de France SA (France)	388	8,679
Endesa SA (Spain)	508	9,729
Enel SpA (Italy)	10,842	49,139
Entergy Corp.	13,700	965,850
FirstEnergy Corp.	4,000	130,200
Fortum OYJ (Finland)	685	12,169
Hokuriku Electric Power Co. (Japan)	300	4,469
Iberdrola SA (Spain)	8,348	56,362

IDACORP., Inc.(a)	1,700	95,438
Kansai Electric Power Co., Inc. (The) (Japan)*	1,100	12,178
Kyushu Electric Power Co., Inc. (Japan)*	700	8,116
MGE Energy, Inc.	800	30,984
Mighty River Power Ltd. (New Zealand)	1,083	2,047
Portland General Electric Co.	1,500	49,740
Power Assets Holdings Ltd. (Hong Kong)	2,000	18,235
PPL Corp.	33,200	978,404
Red Electrica Corp. SA (Spain)	167	13,410
Shikoku Electric Power Co., Inc. (Japan)	300	4,491
SSE PLC (United Kingdom)	1,524	36,781
Terna Rete Elettrica Nazionale SpA (Italy)	2,191	9,688
Tohoku Electric Power Co., Inc. (Japan)	700	9,478
Tokyo Electric Power Co., Inc. (Japan)*	2,300	12,530

		2,664,449

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	3,393	71,112
Acuity Brands, Inc.	3,400	611,932
Alstom SA (France)*	312	8,862
AZZ, Inc.	1,800	93,240
Babcock & Wilcox Co. (The)	8,900	291,920
Encore Wire Corp.	300	13,287
Fuji Electric Co. Ltd. (Japan)	1,000	4,301
Generac Holdings, Inc.*(a)	1,700	67,575
Legrand SA (France)	409	23,019
Mabuchi Motor Co. Ltd. (Japan)	100	6,325
Mitsubishi Electric Corp. (Japan)	3,000	38,738
Nidec Corp. (Japan)	350	26,193
OSRAM Licht AG (Germany)	147	7,033
Prysmian SpA (Italy)	317	6,853
Schneider Electric SE (France)	854	59,130
Thermon Group Holdings, Inc.*	1,700	40,919
Vestas Wind Systems A/S (Denmark)	346	17,246

		1,387,685

Electronic Equipment, Instruments & Components — 0.3%
Benchmark Electronics, Inc.*	3,100	67,518
CDW Corp.	13,800	473,064
Citizen Holdings Co. Ltd. (Japan)	400	2,791
CTS Corp.	600	11,562
Hamamatsu Photonics KK (Japan)	200	5,897
Hexagon AB (Sweden) (Class B Stock)	394	14,271
Hirose Electric Co. Ltd. (Japan)	52	7,451
Hitachi High-Technologies Corp. (Japan)	100	2,811
Hitachi Ltd. (Japan)	7,500	49,407
Ibiden Co. Ltd. (Japan)	200	3,382
Insight Enterprises, Inc.*	500	14,955
Jabil Circuit, Inc.	8,500	180,965
Japan Display, Inc. (Japan)*	600	2,265
Keyence Corp. (Japan)	66	35,572
Kyocera Corp. (Japan)	500	25,996
Littelfuse, Inc.	600	56,934
Methode Electronics, Inc.	4,300	118,035
Murata Manufacturing Co. Ltd. (Japan)	350	61,080
Nippon Electric Glass Co. Ltd. (Japan)	600	3,034
Omron Corp. (Japan)	300	13,031
PC Connection, Inc.	1,400	34,636
Sanmina Corp.*	6,200	124,992
ScanSource, Inc.*	1,500	57,090
Shimadzu Corp. (Japan)	400	5,429
TDK Corp. (Japan)	200	15,315

Yaskawa Electric Corp. (Japan)	400	5,116
Yokogawa Electric Corp. (Japan)	400	5,152

		1,397,751

Energy Equipment & Services — 0.7%
Amec Foster Wheeler PLC (United Kingdom)	604	7,757
Cameron International Corp.*	19,600	1,026,452
Helix Energy Solutions Group, Inc.*	9,500	119,985
Matrix Service Co.*	3,100	56,668
Parker Drilling Co.*	5,100	16,932
Petrofac Ltd. (United Kingdom)	402	5,850
Saipem SpA (Italy)*	411	4,343
Schlumberger Ltd.	18,700	1,611,753
Seadrill Ltd. (Norway)	581	6,034
Subsea 7 SA (United Kingdom)	438	4,284
Technip SA (France)	147	9,110
Tenaris SA (Luxembourg)	729	9,833
Transocean Ltd.(a)	563	9,128
WorleyParsons Ltd. (Australia)	321	2,577

		2,890,706

Food & Staples Retailing — 1.2%
Aeon Co. Ltd. (Japan) (Class A Stock)	1,100	15,609
Carrefour SA (France)	851	27,346
Casino Guichard Perrachon SA (France)	82	6,224
Colruyt SA (Belgium)	109	4,890
Delhaize Group SA (Belgium)	165	13,421
Distribuidora Internacional de Alimentacion SA (Spain)	949	7,273
FamilyMart Co. Ltd. (Japan)	100	4,599
Fresh Market, Inc. (The)*(a)	3,600	115,704
ICA Gruppen AB (Sweden)	120	4,257
Ingles Markets, Inc. (Class A Stock)	1,200	57,324
J Sainsbury PLC (United Kingdom)	1,816	7,559
Jeronimo Martins SGPS SA (Portugal)	402	5,183
Koninklijke Ahold NV (Netherlands)	1,376	25,831
Kroger Co. (The)	26,400	1,914,264
Lawson, Inc. (Japan)	100	6,843
METRO AG (Germany)	252	7,959
Seven & i Holdings Co. Ltd. (Japan)	1,150	49,364
SUPERVALU, Inc.*	5,300	42,877
Tesco PLC (United Kingdom)	12,535	41,764
Village Super Market, Inc. (Class A Stock)	900	28,521
Wal-Mart Stores, Inc.	33,400	2,369,062
Weis Markets, Inc.	400	16,860
Wesfarmers Ltd. (Australia)	1,734	52,147
WM Morrison Supermarkets PLC (United Kingdom)	3,031	8,604
Woolworths Ltd. (Australia)	1,949	40,499

		4,873,984

Food Products — 0.9%
Ajinomoto Co., Inc. (Japan)	900	19,463
Archer-Daniels-Midland Co.	30,600	1,475,532
Aryzta AG (Switzerland)	144	7,085
Associated British Foods PLC (United Kingdom)	539	24,288
Barry Callebaut AG (Switzerland)	4	4,556
Bunge Ltd.	11,000	965,800
Cal-Maine Foods, Inc.(a)	1,960	102,312
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	1	5,289
ConAgra Foods, Inc.	2,400	104,928
Danone SA (France)	914	59,204

Golden Agri-Resources Ltd. (Singapore)	11,000	3,349
John B. Sanfilippo & Son, Inc.	200	10,380
Kerry Group PLC (Ireland) (Class A Stock)	244	18,100
Kikkoman Corp. (Japan)	200	6,245
Lancaster Colony Corp.	1,500	136,275
MEIJI Holdings Co. Ltd. (Japan)	100	12,903
Nestle SA (Switzerland)	4,982	359,455
NH Foods Ltd. (Japan)	300	6,841
Nisshin Seifun Group, Inc. (Japan)	105	1,396
Nissin Foods Holdings Co. Ltd. (Japan)	100	4,381
Orkla ASA (Norway)	1,268	9,949
Sanderson Farms, Inc.(a)	1,400	105,224
Seaboard Corp.*	12	43,188
Tate & Lyle PLC (United Kingdom)	724	5,910
Toyo Suisan Kaisha Ltd. (Japan)	100	3,644
Unilever NV - CVA (United Kingdom)	2,530	105,777
WH Group Ltd. (Hong Kong), 144A*	9,000	6,126
Wilmar International Ltd. (Singapore)	3,000	7,302
Yakult Honsha Co. Ltd. (Japan)	150	8,885
Yamazaki Baking Co. Ltd. (Japan)	200	3,330

		3,627,117

Gas Utilities — 0.5%
AGL Resources, Inc.	23,700	1,103,472
APA Group (Australia)	1,581	10,042
Chesapeake Utilities Corp.	600	32,310
Enagas SA (Spain)	330	8,983
Gas Natural SDG SA (Spain)	545	12,376
Hong Kong & China Gas Co. Ltd. (Hong Kong)	10,719	22,460
New Jersey Resources Corp.	4,200	115,710
Osaka Gas Co. Ltd. (Japan)	3,100	12,235
Snam SpA (Italy)	3,373	16,052
Southwest Gas Corp.(a)	1,200	63,852
Toho Gas Co. Ltd. (Japan)	600	3,552
Tokyo Gas Co. Ltd. (Japan)	3,700	19,642
UGI Corp.	13,900	478,855

		1,899,541

Health Care Equipment & Supplies — 1.4%
Abaxis, Inc.	900	46,332
Abbott Laboratories	40,000	1,963,200
ABIOMED, Inc.*	2,100	138,033
Atrion Corp.	190	74,539
C.R. Bard, Inc.	5,500	938,850
Cochlear Ltd. (Australia)	88	5,438
Coloplast A/S (Denmark) (Class B Stock)	173	11,346
Cyberonics, Inc.*	1,800	107,028
DENTSPLY International, Inc.	4,500	231,975
Edwards Lifesciences Corp.*	4,500	640,935
Elekta AB (Sweden) (Class B Stock)(a)	568	3,563
Essilor International SA (France)	315	37,737
Getinge AB (Sweden) (Class B Stock)	311	7,488
Globus Medical, Inc. (Class A Stock)*(a)	4,200	107,814
Greatbatch, Inc.*	1,400	75,488
Hoya Corp. (Japan)	700	28,035
Invacare Corp.	2,700	58,401
Masimo Corp.*	1,100	42,614
Medtronic PLC	8,100	600,210
Natus Medical, Inc.*	3,200	136,192
Olympus Corp. (Japan)	400	13,810
Smith & Nephew PLC (United Kingdom)	1,348	22,804

Sonova Holding AG (Switzerland)	84	11,359
Stryker Corp.	5,400	516,078
SurModics, Inc.*	1,700	39,814
Sysmex Corp. (Japan)	200	11,911
Terumo Corp. (Japan)	500	11,990
Vascular Solutions, Inc.*	1,700	59,024
William Demant Holding A/S (Denmark)*	41	3,128

		5,945,136

Health Care Providers & Services — 1.9%
Aetna, Inc.	16,700	2,128,582
Alfresa Holdings Corp. (Japan)	300	4,668
Anthem, Inc.	5,000	820,700
Chemed Corp.	180	23,598
Cigna Corp.	4,900	793,800
CorVel Corp.*	700	22,414
Ensign Group, Inc. (The)	800	40,848
Express Scripts Holding Co.*(a)	3,000	266,820
Fresenius Medical Care AG & Co. KGaA (Germany)	331	27,402
Fresenius SE & Co. KGaA (Germany)	584	37,497
Healthscope Ltd. (Australia)	1,742	3,648
LHC Group, Inc.*	900	34,425
McKesson Corp.	2,000	449,620
Medipal Holdings Corp. (Japan)	200	3,258
Miraca Holdings, Inc. (Japan)	100	4,996
National HealthCare Corp.	1,000	64,990
Providence Service Corp. (The)*	200	8,856
Ramsay Health Care Ltd. (Australia)	211	9,995
Ryman Healthcare Ltd. (New Zealand)	734	3,939
Select Medical Holdings Corp.	9,000	145,800
Sonic Healthcare Ltd. (Australia)	611	10,061
Suzuken Co. Ltd. (Japan)	165	5,279
Team Health Holdings, Inc.*	300	19,599
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	2,900	74,414
UnitedHealth Group, Inc.	21,500	2,623,000

		7,628,209

Health Care Technology
Computer Programs & Systems, Inc.	500	26,710
Omnicell, Inc.*	900	33,939
Quality Systems, Inc.	6,200	102,734

		163,383

Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)	314	15,892
Aristocrat Leisure Ltd. (Australia)	828	4,883
Bloomin’ Brands, Inc.	500	10,675
Buffalo Wild Wings, Inc.*	360	56,408
Carnival PLC	275	14,061
Chipotle Mexican Grill, Inc.*	300	181,497
Compass Group PLC (United Kingdom)	2,574	42,571
Cracker Barrel Old Country Store, Inc.	590	88,004
Crown Resorts Ltd. (Australia)	476	4,472
Darden Restaurants, Inc.	16,000	1,137,280
Denny’s Corp.*	1,900	22,059
DineEquity, Inc.	1,600	158,544
Flight Centre Travel Group Ltd. (Australia)(a)	85	2,234
Galaxy Entertainment Group Ltd. (Hong Kong)	3,700	14,722
Genting Singapore PLC (Singapore)	9,500	6,307
Hyatt Hotels Corp. (Class A Stock)*	4,100	232,429

InterContinental Hotels Group PLC (United Kingdom)	367	14,796
International Speedway Corp. (Class A Stock)	600	22,002
Jack in the Box, Inc.	2,000	176,320
Marcus Corp.	1,700	32,606
Marriott Vacations Worldwide Corp.	2,000	183,500
McDonald’s Corp.	21,868	2,078,991
McDonald’s Holdings Co. Japan Ltd. (Japan)(a)	100	2,112
Merlin Entertainments PLC (United Kingdom), 144A	1,144	7,673
MGM China Holdings Ltd. (Macau)	1,600	2,613
Monarch Casino & Resort, Inc.*	1,100	22,616
Oriental Land Co. Ltd. (Japan)	300	19,137
Ruth’s Hospitality Group, Inc.	1,800	29,016
Sands China Ltd. (Hong Kong)	3,800	12,771
Shangri-La Asia Ltd. (Hong Kong)	2,000	2,788
SJM Holdings Ltd. (Hong Kong)	3,000	3,244
Sodexo (France)	147	13,994
Tabcorp Holdings Ltd. (Australia)	1,326	4,648
Tatts Group Ltd. (Australia)	2,320	6,652
Texas Roadhouse, Inc.	1,700	63,631
TUI AG (Germany)	720	11,650
Whitbread PLC (United Kingdom)	280	21,753
William Hill PLC (United Kingdom)	1,338	8,475
Wynn Macau Ltd. (Macau)	2,500	4,166

		4,737,192

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	1,525	14,709
Casio Computer Co. Ltd. (Japan)	300	5,918
Cavco Industries, Inc.*	200	15,088
CSS Industries, Inc.	300	9,075
Electrolux AB (Sweden) Series B	386	12,095
Helen of Troy Ltd.*	1,800	175,482
Husqvarna AB (Sweden) (Class B Stock)	644	4,851
La-Z-Boy, Inc. (Class Z Stock)	3,300	86,922
Nikon Corp. (Japan)	600	6,934
Panasonic Corp. (Japan)	3,400	46,567
Persimmon PLC, B/C Shares (United Kingdom)	442	13,713
Rinnai Corp. (Japan)	70	5,512
Sekisui Chemical Co. Ltd. (Japan)	700	8,593
Sekisui House Ltd. (Japan)	900	14,293
Sharp Corp. (Japan)*	2,300	2,795
Sony Corp. (Japan)*	1,800	51,114
Taylor Morrison Home Corp. (Class A Stock)*	1,500	30,540
Taylor Wimpey PLC (United Kingdom)	5,002	14,587
Techtronic Industries Co. (Hong Kong)	2,000	6,539
Universal Electronics, Inc.*	1,200	59,808
ZAGG, Inc.*	2,000	15,840

		600,975

Household Products — 1.3%
Colgate-Palmolive Co.	7,500	490,575
Henkel AG & Co. KGaA (Germany)	160	15,257
Kimberly-Clark Corp.	12,200	1,292,834
Procter & Gamble Co. (The)	45,375	3,550,140
Reckitt Benckiser Group PLC (United Kingdom)	998	86,061
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	908	23,089
Unicharm Corp. (Japan)	600	14,253

		5,472,209

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	83,500	1,107,210
Atlantic Power Corp.	4,200	12,936

Calpine Corp.*	6,700	120,533
Electric Power Development Co. Ltd. (Japan)	200	7,065
Enel Green Power SpA (Italy)	2,716	5,309
Meridian Energy Ltd. (New Zealand)	1,943	2,844
Ormat Technologies, Inc.	2,100	79,128

		1,335,025

Industrial Conglomerates — 0.9%
3M Co.	14,300	2,206,490
Carlisle Cos., Inc.	3,400	340,408
CK Hutchison Holdings Ltd. (Hong Kong)	4,357	64,057
General Electric Co.	36,050	957,848
Keihan Electric Railway Co. Ltd. (Japan)	1,000	5,823
Keppel Corp. Ltd. (Singapore)	2,300	14,019
Koninklijke Philips NV (Netherlands)	1,494	38,131
NWS Holdings Ltd. (Hong Kong)	2,900	4,192
Sembcorp Industries Ltd. (Singapore)	1,500	4,329
Siemens AG (Germany)	1,224	123,834
Smiths Group PLC (United Kingdom)	633	11,220
Toshiba Corp. (Japan)	6,200	21,262

		3,791,613

Insurance — 1.4%
Admiral Group PLC (United Kingdom)	315	6,864
Aegon NV (Netherlands)	2,792	20,600
Aflac, Inc.	24,000	1,492,800
Ageas (Belgium)	314	12,115
AIA Group Ltd. (Hong Kong)	18,100	118,350
Allianz SE (Germany)	705	109,946
Allstate Corp. (The)	11,200	726,544
American Equity Investment Life Holding Co.	4,700	126,806
American Financial Group, Inc.	11,100	721,944
American National Insurance Co.	800	81,856
AMP Ltd. (Australia)	4,564	21,178
Assicurazioni Generali SpA (Italy)	1,799	32,425
Aviva PLC (United Kingdom)	6,175	47,828
AXA SA (France)	3,004	76,157
Baloise Holding AG (Switzerland)	81	9,876
CNP Assurances (France)	257	4,301
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	1,729	33,953
Delta Lloyd NV (Netherlands)	367	6,025
Direct Line Insurance Group PLC (United Kingdom)	2,139	11,289
Endurance Specialty Holdings Ltd. (Bermuda)	1,100	72,270
FBL Financial Group, Inc. (Class A Stock)	700	40,404
Fidelity & Guaranty Life	1,600	37,808
Gjensidige Forsikring ASA (Norway)	327	5,265
Global Indemnity PLC (Class A Stock)*	400	11,232
Hannover Rueck SE (Germany)	97	9,388
Insurance Australia Group Ltd. (Australia)	3,643	15,663
Kansas City Life Insurance Co.	300	13,713
Legal & General Group PLC (United Kingdom)	9,168	35,847
Mapfre SA (Spain)	1,657	5,727
Medibank Pvt Ltd. (Australia)*	4,418	6,846
MetLife, Inc.	3,800	212,762
MS&AD Insurance Group Holdings (Japan)	790	24,591
Muenchener Rueckversicherungs AG (Germany)	267	47,338
National General Holdings Corp.	400	8,332
National Western Life Insurance Co. (Class A Stock)	110	26,344
Navigators Group, Inc. (The)*	200	15,512
NN Group NV (Netherlands)	302	8,505

Old Mutual PLC (United Kingdom)	7,466	23,632
Old Republic International Corp.	15,200	237,576
Prudential PLC (United Kingdom)	3,961	95,458
QBE Insurance Group Ltd. (Australia)	2,106	22,176
RSA Insurance Group PLC (United Kingdom)	1,452	9,054
Sampo OYJ (Finland) (Class A Stock)	687	32,376
SCOR SE (France)	244	8,628
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	475	17,393
Sony Financial Holdings, Inc. (Japan)	300	5,253
Standard Life PLC (United Kingdom)	3,019	21,052
Suncorp Group Ltd. (Australia)	1,985	20,537
Swiss Life Holding AG (Switzerland)	51	11,678
Swiss Re AG (Switzerland)	543	48,068
T&D Holdings, Inc. (Japan)	900	13,417
Third Point Reinsurance Ltd.*	1,700	25,075
Tokio Marine Holdings, Inc. (Japan)	1,100	45,748
Travelers Cos., Inc. (The)	7,100	686,286
Tryg A/S (Denmark)	184	3,836
UnipolSai SpA (Italy)	1,422	3,523
Universal Insurance Holdings, Inc.	4,300	104,060
Zurich Insurance Group AG (Switzerland)	231	70,323

		5,763,553

Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc. (Class A Stock)*	2,400	25,104
Amazon.com, Inc.*	1,100	477,499
Liberty Interactive Corp. QVC Group (Class A Stock)*	10,600	294,150
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	3,800	122,436
Nutrisystem, Inc.	3,400	84,592
Rakuten, Inc. (Japan)	1,310	21,149
TripAdvisor, Inc.*	9,300	810,402

		1,835,332

Internet Software & Services — 1.5%
Blucora, Inc.*	1,600	25,840
Cimpress NV*	600	50,496
Constant Contact, Inc.*	1,400	40,264
Demand Media, Inc.*	3,300	20,988
eBay, Inc.*	1,500	90,360
Envestnet, Inc.*	800	32,344
Equinix, Inc.	1,100	279,400
Facebook, Inc. (Class A Stock)*	2,300	197,259
Global Sources Ltd.*	1,261	8,764
Google, Inc. (Class A Stock)*	4,100	2,214,164
Google, Inc. (Class C Stock)*	5,715	2,974,715
j2 Global, Inc.(a)	1,300	88,322
LogMeIn, Inc.*	1,400	90,286
NIC, Inc.	5,500	100,540
RetailMeNot, Inc.*	2,300	41,009
United Internet AG (Germany)	188	8,356
United Online, Inc.*	800	12,536
XO Group, Inc.*	2,800	45,780
Yahoo Japan Corp. (Japan)	2,300	9,283

		6,330,706

IT Services — 1.5%
Amadeus IT Holding SA (Spain) (Class A Stock)	691	27,585
AtoS (France)	133	9,938
Automatic Data Processing, Inc.	11,600	930,668
Booz Allen Hamilton Holding Corp.	11,400	287,736
Broadridge Financial Solutions, Inc.	4,200	210,042
Cap Gemini SA (France)	239	21,203

Computershare Ltd. (Australia)	743	6,692
DST Systems, Inc.	9,800	1,234,604
EPAM Systems, Inc.*	200	14,246
Fiserv, Inc.*	11,600	960,828
Fujitsu Ltd. (Japan)	3,100	17,321
International Business Machines Corp.	5,041	819,969
Itochu Techno-Solutions Corp. (Japan)	100	2,491
MAXIMUS, Inc.	2,700	177,471
Nomura Research Institute Ltd. (Japan)	200	7,821
NTT Data Corp. (Japan)	200	8,734
Otsuka Corp. (Japan)	90	4,201
Science Applications International Corp.	1,400	73,990
Syntel, Inc.*	3,200	151,936
Total System Services, Inc.	2,900	121,133
Visa, Inc. (Class A Stock)	17,600	1,181,840

		6,270,449

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	300	5,797
Brunswick Corp.	300	15,258
Nautilus, Inc.*	3,900	83,889
Polaris Industries, Inc.	2,000	296,220
Sankyo Co. Ltd. (Japan)	50	1,770
Sega Sammy Holdings, Inc. (Japan)	300	3,923
Shimano, Inc. (Japan)	100	13,646
Yamaha Corp. (Japan)	300	6,047

		426,550

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	4,600	177,468
Cambrex Corp.*	2,700	118,638
Lonza Group AG (Switzerland)	90	12,030
PAREXEL International Corp.*(a)	2,200	141,482
PRA Health Sciences, Inc.*	300	10,899
QIAGEN NV*	346	8,503
Thermo Fisher Scientific, Inc.	12,600	1,634,976

		2,103,996

Machinery — 0.6%
Alamo Group, Inc.	500	27,320
Alfa Laval AB (Sweden)	424	7,463
Amada Co. Ltd. (Japan)	500	5,278
ANDRITZ AG (Austria)	113	6,258
Atlas Copco AB (Sweden) (Class A Stock)	1,028	28,762
Atlas Copco AB (Sweden) (Class B Stock)	602	14,996
Blount International, Inc.*	6,700	73,164
Caterpillar, Inc.	1,900	161,158
CNH Industrial NV (United Kingdom)	1,463	13,350
Cummins, Inc.	3,000	393,570
FANUC Corp. (Japan)	320	65,477
Federal Signal Corp.	1,600	23,856
GEA Group AG (Germany)	284	12,670
Global Brass & Copper Holdings, Inc.	2,100	35,721
Hillenbrand, Inc.	4,400	135,080
Hino Motors Ltd. (Japan)	400	4,945
Hitachi Construction Machinery Co. Ltd. (Japan)	200	3,501
IHI Corp. (Japan)	2,200	10,244
IMI PLC (United Kingdom)	422	7,460
JTEKT Corp. (Japan)	300	5,673
Kadant, Inc.	400	18,880

Kawasaki Heavy Industries Ltd. (Japan)	2,200	10,255
Komatsu Ltd. (Japan)	1,500	30,095
Kone OYJ (Finland) (Class B Stock)	484	19,646
Kubota Corp. (Japan)	1,800	28,541
Kurita Water Industries Ltd. (Japan)	200	4,659
LB Foster Co. (Class A Stock)	600	20,766
Lydall, Inc.*	700	20,692
Makita Corp. (Japan)	150	8,124
MAN SE (Germany)	53	5,460
Melrose Industries PLC (United Kingdom)	1,582	6,149
Meritor, Inc.*(a)	3,400	44,608
Metso OYJ (Finland)	166	4,562
Mitsubishi Heavy Industries Ltd. (Japan)	4,700	28,571
Mueller Industries, Inc.	1,400	48,608
Nabtesco Corp. (Japan)	200	5,017
NGK Insulators Ltd. (Japan)	400	10,292
NSK Ltd. (Japan)	800	12,335
Sandvik AB (Sweden)	1,659	18,341
Schindler Holding AG (Switzerland)	32	5,226
Schindler Holding AG - Participation Certificates (Switzerland)	76	12,430
SembCorp. Marine Ltd. (Singapore)	1,300	2,739
SKF AB (Sweden) (Class B Stock)	591	13,485
SMC Corp. (Japan)	100	30,092
SPX Corp.	2,200	159,258
Sulzer AG (Switzerland)	43	4,423
Sumitomo Heavy Industries Ltd. (Japan)	900	5,242
THK Co. Ltd. (Japan)	150	3,237
Trinity Industries, Inc.	21,300	562,959
Vallourec SA (France)	157	3,207
Volvo AB (Sweden)	2,353	29,218
Wabash National Corp.*	4,800	60,192
Wabtec Corp.	2,600	245,024
Wartsila OYJ Abp (Finland)	237	11,105
Weir Group PLC (The) (United Kingdom)	342	9,115
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,700	2,836
Zardoya Otis SA (Spain)	241	2,630

		2,543,965

Marine — 0.1%
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	6	10,523
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	11	19,888
Kuehne + Nagel International AG (Switzerland)	90	11,950
Matson, Inc.	3,700	155,548
Mitsui OSK Lines Ltd. (Japan)	1,700	5,442
Nippon Yusen K.K. (Japan)	2,900	8,074

		211,425

Media — 2.0%
Altice SA (Luxembourg)*	135	18,595
AMC Entertainment Holdings, Inc. (Class A Stock)	500	15,340
Axel Springer AG (Germany)	57	2,994
Cinemark Holdings, Inc.	14,500	582,465
Comcast Corp. (Class A Stock)	46,900	2,820,566
Dentsu, Inc. (Japan)	350	18,106
DIRECTV*	16,900	1,568,151
Eutelsat Communications SA (France)	249	8,044
Gannett Co., Inc.*	2,550	35,674
Hakuhodo DY Holdings, Inc. (Japan)	460	4,919
Harte-Hanks, Inc.	4,500	26,820
ITV PLC (United Kingdom)	5,911	24,456
JCDecaux SA (France)	120	5,018
Kabel Deutschland Holding AG (Germany)*	35	4,684

Lagardere SCA (France)	183	5,355
Meredith Corp.	1,500	78,225
Numericable-SFR SAS (France)*	152	8,057
Pearson PLC (United Kingdom)	1,244	23,554
ProSiebenSat 1 Media AG (Germany)	340	16,794
Publicis Groupe SA (France)	282	20,903
REA Group Ltd. (Australia)	83	2,504
Reed Elsevier NV (United Kingdom)	1,018	24,214
Reed Elsevier PLC (United Kingdom)	1,747	28,390
RTL Group SA (Germany)	61	5,514
SES SA (Luxembourg)	493	16,574
Singapore Press Holdings Ltd. (Singapore)	2,500	7,569
Sky PLC (United Kingdom)	1,569	25,555
TEGNA, Inc.	5,100	163,557
Telenet Group Holding NV (Belgium)*	81	4,407
Time Warner, Inc.	1,700	148,597
Time, Inc.	5,900	135,759
Toho Co. Ltd. (Japan)	200	4,973
Vivendi SA (France)	1,768	44,831
Walt Disney Co. (The)	20,075	2,291,360
Wolters Kluwer NV (Netherlands)	460	13,691
WPP PLC (United Kingdom)	2,031	45,588

		8,251,803

Metals & Mining — 0.2%
Alumina Ltd. (Australia)	4,039	4,754
Anglo American PLC (United Kingdom)	2,150	31,060
Antofagasta PLC (Chile)	612	6,624
ArcelorMittal (Luxembourg)	1,555	15,102
BHP Billiton Ltd. (Australia)	4,956	101,097
BHP Billiton PLC (Australia)	3,259	64,077
Boliden AB (Sweden)	420	7,657
Century Aluminum Co.*(a)	8,600	89,698
Fortescue Metals Group Ltd. (Australia)(a)	2,458	3,620
Fresnillo PLC (Mexico)	353	3,849
Glencore PLC (Switzerland)	17,163	68,827
Hitachi Metals Ltd. (Japan)	400	6,149
Iluka Resources Ltd. (Australia)	642	3,797
JFE Holdings, Inc. (Japan)	800	17,725
Kobe Steel Ltd. (Japan)	4,900	8,244
Maruichi Steel Tube Ltd. (Japan)	100	2,482
Mitsubishi Materials Corp. (Japan)	2,100	8,063
Newcrest Mining Ltd. (Australia)*	1,148	11,559
Nippon Steel & Sumitomo Metal Corp. (Japan)	12,175	31,568
Norsk Hydro ASA (Norway)	2,078	8,721
Olympic Steel, Inc.	600	10,464
Randgold Resources Ltd. (United Kingdom)	137	9,189
Rio Tinto Ltd. (United Kingdom)	672	27,799
Rio Tinto PLC (United Kingdom)	1,964	80,785
South32 Ltd. (Australia)*	8,189	11,310
Sumitomo Metal Mining Co. Ltd. (Japan)	800	12,167
ThyssenKrupp AG (Germany)	566	14,724
Voestalpine AG (Austria)	173	7,210
Worthington Industries, Inc.	4,300	129,258

		797,579

Multiline Retail — 0.6%
Dillard’s, Inc. (Class A Stock)	6,300	662,697
Harvey Norman Holdings Ltd. (Australia)	720	2,500
Isetan Mitsukoshi Holdings Ltd. (Japan)	600	10,719

J. Front Retailing Co. Ltd. (Japan)	450	8,470
Marks & Spencer Group PLC (United Kingdom)	2,523	21,284
Marui Group Co. Ltd. (Japan)	400	5,404
Next PLC (United Kingdom)	223	26,100
Takashimaya Co. Ltd. (Japan)	400	3,626
Target Corp.	21,700	1,771,371

		2,512,171

Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	1,066	12,770
Centrica PLC (United Kingdom)	7,933	32,918
E.ON SE (Germany)	3,088	41,177
GDF Suez (France)	2,234	41,593
National Grid PLC (United Kingdom)	5,707	73,453
Public Service Enterprise Group, Inc.	32,500	1,276,600
RWE AG (Germany)	755	16,239
Suez Environnement Co. (France)	460	8,588
Vectren Corp.	4,100	157,768
Veolia Environnement SA (France)	692	14,168

		1,675,274

Oil, Gas & Consumable Fuels — 4.0%
Adams Resources & Energy, Inc.	300	13,380
Alon USA Energy, Inc.	1,200	22,680
BG Group PLC (United Kingdom)	5,268	87,737
BP PLC (United Kingdom)	28,354	188,175
Cabot Oil & Gas Corp.	35,600	1,122,824
Caltex Australia Ltd. (Australia)	409	10,040
Chevron Corp.	19,192	1,851,452
Delek Group Ltd. (Israel)	7	2,064
Delek US Holdings, Inc.	4,000	147,280
DHT Holdings, Inc.	1,100	8,547
Dorian LPG Ltd.*	1,000	16,680
Eni SpA (Italy)	3,926	69,732
EQT Corp.	12,600	1,024,884
Exxon Mobil Corp.	55,954	4,655,373
Galp Energia SGPS SA (Portugal) (Class B Stock)	600	7,063
Hess Corp.	13,400	896,192
Idemitsu Kosan Co. Ltd. (Japan)	140	2,747
Inpex Corp. (Japan)	1,461	16,584
JX Holdings, Inc. (Japan)	3,510	15,133
Koninklijke Vopak NV (Netherlands)	109	5,513
Lundin Petroleum AB (Sweden)*	320	5,490
Marathon Oil Corp.	2,456	65,182
Marathon Petroleum Corp.	29,000	1,516,990
Neste OYJ (Finland)	189	4,821
Nordic American Tankers Ltd.	3,400	48,382
OMV AG (Austria)	228	6,277
Origin Energy Ltd. (Australia)	1,606	14,822
Phillips 66	22,200	1,788,432
Repsol SA (Spain)	1,598	28,166
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,139	173,574
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,766	107,219
Santos Ltd. (Australia)	1,550	9,358
Scorpio Tankers, Inc. (Monaco)	5,000	50,450
Showa Shell Sekiyu KK (Japan)	300	2,621
Statoil ASA (Norway)	1,716	30,687
TonenGeneral Sekiyu KK (Japan)	500	4,651
Total SA (France)	3,303	162,016
Tullow Oil PLC (United Kingdom)	1,460	7,803
Valero Energy Corp.	25,000	1,565,000
Western Refining, Inc.	3,500	152,670

Woodside Petroleum Ltd. (Australia)	1,135	29,949
World Fuel Services Corp.	11,200	537,040

		16,475,680

Paper & Forest Products — 0.3%
International Paper Co.	25,300	1,204,027
Mondi PLC (South Africa)	565	12,164
Neenah Paper, Inc.	300	17,688
Oji Holdings Corp. (Japan)	1,200	5,215
P.H. Glatfelter Co.	1,700	37,383
Schweitzer-Mauduit International, Inc.	2,800	111,664
Stora Enso OYJ (Finland) (Class R Stock)	851	8,770
UPM-Kymmene OYJ (Finland)	801	14,174

		1,411,085

Personal Products
Beiersdorf AG (Germany)	157	13,155
Kao Corp. (Japan)	750	34,880
L’Oreal SA (France)	388	69,422
Shiseido Co. Ltd. (Japan)	600	13,609
Unilever PLC (United Kingdom)	1,981	85,062

		216,128

Pharmaceuticals — 3.6%
AbbVie, Inc.	16,900	1,135,511
Astellas Pharma, Inc. (Japan)	3,300	47,011
AstraZeneca PLC (United Kingdom)	1,949	123,352
Bayer AG (Germany)	1,266	177,291
Bristol-Myers Squibb Co.	33,400	2,222,436
Catalent, Inc.*	4,600	134,918
Chugai Pharmaceutical Co. Ltd. (Japan)	300	10,348
Daiichi Sankyo Co. Ltd. (Japan)	1,000	18,481
Eisai Co. Ltd. (Japan)	400	26,818
GlaxoSmithKline PLC (United Kingdom)	7,516	156,271
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	3,882
Johnson & Johnson	35,700	3,479,322
Kyowa Hakko Kirin Co. Ltd. (Japan)	400	5,227
Lannett Co., Inc.*(a)	2,600	154,544
Merck & Co., Inc.	38,989	2,219,644
Merck KGaA (Germany)	199	19,838
Mitsubishi Tanabe Pharma Corp. (Japan)	400	5,993
Novartis AG (Switzerland)	3,554	349,573
Novo Nordisk A/S (Class B Stock) (Denmark)	2,923	160,399
Ono Pharmaceutical Co. Ltd. (Japan)	100	10,914
Orion OYJ (Finland) (Class B Stock)	177	6,200
Otsuka Holdings Co. Ltd. (Japan)	600	19,118
Pfizer, Inc.	95,619	3,206,105
Phibro Animal Health Corp. (Class A Stock)	3,300	128,502
Roche Holding AG (Switzerland)	1,084	303,944
Sanofi (France)	1,825	180,548
Santen Pharmaceutical Co. Ltd. (Japan)	550	7,782
SciClone Pharmaceuticals, Inc.*	1,800	17,676
Shionogi & Co. Ltd. (Japan)	500	19,377
Shire PLC (Ireland)	910	73,118
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	5,400	88,722
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	3,306
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	2,027
Takeda Pharmaceutical Co. Ltd. (Japan)	1,200	57,922
Teva Pharmaceutical Industries Ltd. (Israel)	1,328	78,588

UCB SA (Belgium)	195	14,022

		14,668,730

Professional Services — 0.1%
Adecco SA (Switzerland)	263	21,344
Bureau Veritas SA (France)	428	9,866
Capita PLC (United Kingdom)	1,021	19,839
Experian PLC (Ireland)	1,513	27,519
ICF International, Inc.*	1,000	34,860
Intertek Group PLC (United Kingdom)	259	9,959
Navigant Consulting, Inc.*	4,300	63,941
On Assignment, Inc.*	3,300	129,624
Randstad Holding NV (Netherlands)	198	12,883
Resources Connection, Inc.	4,100	65,969
Seek Ltd. (Australia)	503	5,451
SGS SA (Switzerland)	9	16,412

		417,667

Real Estate Investment Trusts (REITs) — 1.4%
AG Mortgage Investment Trust, Inc.	2,100	36,288
Agree Realty Corp.	300	8,751
American Assets Trust, Inc.	3,500	137,235
Annaly Capital Management, Inc.	12,900	118,551
Apollo Residential Mortgage, Inc.	3,100	45,539
Ares Commercial Real Estate Corp.	2,700	30,753
Ascendas Real Estate Investment Trust (Singapore)	3,200	5,842
Ashford Hospitality Prime, Inc.	3,100	46,562
Ashford Hospitality Trust, Inc.	10,500	88,830
British Land Co. PLC (The) (United Kingdom)	1,494	18,609
CapitaCommercial Trust (Singapore)	3,000	3,472
CapitaMall Trust (Singapore)	3,600	5,742
CBL & Associates Properties, Inc.	13,700	221,940
Cedar Realty Trust, Inc.	2,800	17,920
Chambers Street Properties	11,300	89,835
Chatham Lodging Trust	1,200	31,764
Chimera Investment Corp.	17,700	242,667
Dexus Property Group (Australia)	1,408	7,923
DiamondRock Hospitality Co.	8,200	105,042
Equity Residential	2,400	168,408
Federation Centres Ltd. (Australia)	7,963	17,918
First Industrial Realty Trust, Inc.	1,000	18,730
Fonciere Des Regions (France), Equiduct Exchange	53	4,509
Franklin Street Properties Corp.	8,600	97,266
Gecina SA (France)	53	6,532
GEO Group, Inc. (The)	3,700	126,392
Getty Realty Corp.	500	8,180
Gladstone Commercial Corp.	1,000	16,560
Goodman Group (Australia)	2,693	13,006
GPT Group (Australia)	2,704	8,914
Hammerson PLC (United Kingdom)	1,220	11,790
Healthcare Realty Trust, Inc.	1,700	39,542
Hospitality Properties Trust	36,800	1,060,576
ICADE (France)	57	4,077
Inland Real Estate Corp.	4,200	39,564
Intu Properties PLC (United Kingdom)	1,395	6,739
Invesco Mortgage Capital, Inc.	8,700	124,584
Investors Real Estate Trust	7,300	52,122
Japan Prime Realty Investment Corp. (Japan)	1	3,105
Japan Real Estate Investment Corp. (Japan)	2	9,077
Japan Retail Fund Investment Corp. (Japan)	4	7,999
Klepierre (France)	249	10,978
Land Securities Group PLC (United Kingdom)	1,198	22,653

Lexington Realty Trust	14,800	125,504
Link REIT (The) (Hong Kong)	3,500	20,482
Medical Properties Trust, Inc.	2,200	28,842
Mirvac Group (Australia)	5,744	8,183
New Residential Investment Corp.	8,600	131,064
Nippon Building Fund, Inc. (Japan)	2	8,753
Parkway Properties, Inc.	500	8,720
Prologis, Inc.	33,600	1,246,560
Redwood Trust, Inc.	6,600	103,620
Resource Capital Corp.	12,000	46,440
RLJ Lodging Trust	5,500	163,790
Ryman Hospitality Properties, Inc.	200	10,622
Scentre Group (Australia)	8,059	23,280
Segro PLC (United Kingdom)	1,173	7,474
Simon Property Group, Inc.	3,100	536,362
Stockland (Australia)	3,720	11,747
Summit Hotel Properties, Inc.	1,700	22,117
Sunstone Hotel Investors, Inc.	9,581	143,811
Suntec Real Estate Investment Trust (Singapore)	4,000	5,124
Unibail-Rodamco SE (France)	151	38,355
Urstadt Biddle Properties, Inc. (Class A Stock)	900	16,812
Westfield Corp. (Australia)	2,962	20,804

		5,870,952

Real Estate Management & Development — 0.6%
Aeon Mall Co. Ltd. (Japan)	220	4,120
Azrieli Group (Israel)	56	2,235
CapitaLand Ltd. (Singapore)	4,300	11,166
CBRE Group, Inc. (Class A Stock)*	24,200	895,400
Cheung Kong Property Holdings Ltd. (Hong Kong)*	4,357	36,142
City Developments Ltd. (Singapore)	600	4,354
Daito Trust Construction Co. Ltd. (Japan)	100	10,349
Daiwa House Industry Co. Ltd. (Japan)	900	20,968
Deutsche Annington Immobilien SE (Germany)	508	14,335
Deutsche Wohnen AG (Germany)	445	10,202
Global Logistic Properties Ltd. (Singapore)	4,800	9,011
Hang Lung Properties Ltd. (Hong Kong)	3,500	10,402
Henderson Land Development Co. Ltd. (Hong Kong)	1,776	12,141
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,330
Jones Lang LaSalle, Inc.	5,000	855,000
Kerry Properties Ltd. (Hong Kong)	1,000	3,920
Lend Lease Group (Australia)	804	9,296
Marcus & Millichap, Inc.*	2,600	119,964
Mitsubishi Estate Co. Ltd. (Japan)	1,900	40,922
Mitsui Fudosan Co. Ltd. (Japan)	1,500	41,974
New World Development Co. Ltd. (Hong Kong)	8,200	10,714
Nomura Real Estate Holdings, Inc. (Japan)	200	4,198
NTT Urban Development Corp. (Japan)	200	1,987
Sino Land Co. Ltd. (Hong Kong)	5,300	8,846
Sumitomo Realty & Development Co. Ltd. (Japan)	590	20,678
Sun Hung Kai Properties Ltd. (Hong Kong)	2,600	42,075
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	12,557
Swire Properties Ltd. (Hong Kong)	1,600	5,103
Swiss Prime Site AG (Switzerland)	89	6,754
Tokyo Tatemono Co. Ltd. (Japan)	150	2,082
Tokyu Fudosan Holdings Corp. (Japan)	1,000	7,707
UOL Group Ltd. (Singapore)	735	3,773
Wharf Holdings Ltd. (The) (Hong Kong)	2,100	13,956
Wheelock & Co. Ltd. (Hong Kong)	1,400	7,144

		2,263,805

Road & Rail — 0.6%
ArcBest Corp.	800	25,440
Asciano Ltd. (Australia)	1,438	7,369
Aurizon Holdings Ltd. (Australia)	3,325	13,135
Central Japan Railway Co. (Japan)	223	40,241
ComfortDelGro Corp. Ltd. (Singapore)	3,600	8,360
DSV A/S (Denmark)	275	8,905
East Japan Railway Co. (Japan)	500	44,950
Hankyu Hanshin Holdings, Inc. (Japan)	2,000	11,806
Keikyu Corp. (Japan)	800	6,035
Keio Corp. (Japan)	900	6,437
Keisei Electric Railway Co. Ltd. (Japan)	500	5,945
Kintetsu Corp. (Japan)	3,100	10,557
MTR Corp. Ltd. (Hong Kong)	2,500	11,631
Nagoya Railroad Co. Ltd. (Japan)	1,000	3,739
Nippon Express Co. Ltd. (Japan)	1,300	6,387
Odakyu Electric Railway Co. Ltd. (Japan)	1,000	9,330
Swift Transportation Co.*	3,200	72,544
Tobu Railway Co. Ltd. (Japan)	1,600	6,873
Tokyu Corp. (Japan)	1,900	12,716
Union Pacific Corp.	23,000	2,193,510
Werner Enterprises, Inc.	900	23,625
West Japan Railway Co. (Japan)	300	19,194

		2,548,729

Semiconductors & Semiconductor Equipment — 1.9%
Advantest Corp. (Japan)	300	3,119
Amkor Technology, Inc.*	13,600	81,328
ARM Holdings PLC (United Kingdom)	2,166	35,444
ASM Pacific Technology Ltd. (Hong Kong)	400	3,959
ASML Holding NV (Netherlands)	540	56,170
Avago Technologies Ltd. (Singapore)	4,100	545,013
Cabot Microelectronics Corp.*	1,700	80,087
Cirrus Logic, Inc.*	3,800	129,314
Diodes, Inc.*	2,700	65,097
Infineon Technologies AG (Germany)	1,740	21,593
Integrated Device Technology, Inc.*	8,200	177,940
Intel Corp.	94,600	2,877,259
Microsemi Corp.*	1,200	41,940
MKS Instruments, Inc.	2,300	87,262
Monolithic Power Systems, Inc.	200	10,142
Pericom Semiconductor Corp.	1,200	15,780
PMC-Sierra, Inc.*	1,100	9,416
Rohm Co. Ltd. (Japan)	100	6,700
Skyworks Solutions, Inc.	12,500	1,301,250
STMicroelectronics NV (Switzerland)	1,013	8,293
Tessera Technologies, Inc.	3,700	140,526
Texas Instruments, Inc.	38,100	1,962,531
Tokyo Electron Ltd. (Japan)	250	15,889

		7,676,052

Software — 2.4%
Aspen Technology, Inc.*	4,200	191,310
Dassault Systemes SA (France)	189	13,720
ePlus, Inc.*	1,300	99,645
Gemalto NV (Netherlands)	123	10,995
Globant SA*	400	12,172
GungHo Online Entertainment, Inc. (Japan)	200	778
Konami Corp. (Japan)	200	3,718
Manhattan Associates, Inc.*	3,500	208,775
Microsoft Corp.	121,513	5,364,799
MicroStrategy, Inc. (Class A Stock)*	760	129,261
NetScout Systems, Inc.*(a)	1,800	66,006

Nexon Co. Ltd. (Japan)	200	2,754
NICE Systems Ltd. (Israel)	92	5,843
Nintendo Co. Ltd. (Japan)	150	25,024
Oracle Corp.	63,500	2,559,050
Oracle Corp. Japan (Japan)	100	4,181
Pegasystems, Inc.	2,600	59,514
Progress Software Corp.*	1,600	44,000
Sage Group PLC (The) (United Kingdom)	1,706	13,732
SAP SE (Germany)	1,511	105,885
SolarWinds, Inc.*	7,700	355,201
SS&C Technologies Holdings, Inc.	900	56,250
Symantec Corp.	9,500	220,875
Synopsys, Inc.*	3,800	192,470
Trend Micro, Inc. (Japan)	200	6,841
Tyler Technologies, Inc.*	1,300	168,194
Verint Systems, Inc.*	400	24,298

		9,945,291

Specialty Retail — 1.8%
America’s Car-Mart, Inc.*	400	19,728
American Eagle Outfitters, Inc.	700	12,054
AutoNation, Inc.*	17,500	1,102,150
Cato Corp. (The) (Class A Stock)	1,800	69,768
Citi Trends, Inc.*	800	19,360
Dixons Carphone PLC (United Kingdom)	1,524	10,837
Dufry AG (Switzerland)*	41	5,713
Express, Inc.*	7,500	135,825
Fast Retailing Co. Ltd. (Japan)	100	45,347
Foot Locker, Inc.	1,900	127,319
Gap, Inc. (The)	18,100	690,877
Genesco, Inc.*	700	46,221
GNC Holdings, Inc. (Class A Stock)	5,100	226,848
Group 1 Automotive, Inc.	900	81,747
Haverty Furniture Cos., Inc.	500	10,810
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,465	56,386
Home Depot, Inc. (The)	13,200	1,466,916
Inditex SA (Spain)	1,683	54,895
Kingfisher PLC (United Kingdom)	3,633	19,816
Lowe’s Cos., Inc.	12,000	803,640
Nitori Holdings Co. Ltd. (Japan)	100	8,153
Ross Stores, Inc.	31,600	1,536,076
Sanrio Co. Ltd. (Japan)	50	1,359
Shoe Carnival, Inc.	1,200	34,632
Sports Direct International PLC (United Kingdom)*	431	4,859
Tilly’s, Inc. (Class A Stock)*	3,600	34,812
Ulta Salon Cosmetics & Fragrance, Inc.*	2,200	339,790
Urban Outfitters, Inc.*	8,500	297,500
USS Co. Ltd. (Japan)	400	7,214
Yamada Denki Co. Ltd. (Japan)	1,040	4,160
Zumiez, Inc.*	2,300	61,249

		7,336,061

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	74,400	9,331,620
Brother Industries Ltd. (Japan)	400	5,659
Canon, Inc. (Japan)	1,650	53,523
EMC Corp.	3,000	79,170
FUJIFILM Holdings Corp. (Japan)	700	24,982
Hewlett-Packard Co.	62,000	1,860,620
Konica Minolta, Inc. (Japan)	800	9,324

NEC Corp. (Japan)	4,100	12,407
Ricoh Co. Ltd. (Japan)	1,100	11,395
Seiko Epson Corp. (Japan)	400	7,088

		11,395,788

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG (Germany)	319	24,408
Asics Corp. (Japan)	300	7,750
Burberry Group PLC (United Kingdom)	686	16,924
Carter’s, Inc.	8,300	882,290
Christian Dior SA (France)	85	16,640
Cie Financiere Richemont SA (Switzerland)	806	65,510
Culp, Inc.	1,200	37,200
Hermes International (France)	41	15,309
HUGO BOSS AG (Germany)	95	10,621
Kering (France)	113	20,203
Li & Fung Ltd. (Hong Kong)	9,000	7,135
Luxottica Group SpA (Italy)	260	17,295
LVMH Moet Hennessy Louis Vuitton SE (France)	431	75,774
Michael Kors Holdings Ltd.*	26,300	1,106,967
Oxford Industries, Inc.	1,400	122,430
Pandora A/S (Denmark)	179	19,207
Steven Madden Ltd.*	1,100	47,058
Swatch Group AG (The) (Switzerland) (Bearer Shares)	48	18,705
Swatch Group AG (The) (Switzerland) (Registered Shares)	79	5,934
Unifi, Inc.*	400	13,400
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,000	3,345

		2,534,105

Thrifts & Mortgage Finance — 0.1%
Beneficial Bancorp, Inc.*	9,400	117,406
Brookline Bancorp, Inc.	1,200	13,548
First Defiance Financial Corp.	700	26,271
Flagstar Bancorp, Inc.*	3,100	57,288
HomeStreet, Inc.*	2,000	45,640
Ladder Capital Corp.	800	13,880
Meridian Bancorp, Inc.*	1,500	20,115
OceanFirst Financial Corp.	1,700	31,705
United Financial Bancorp, Inc.	700	9,415
Walker & Dunlop, Inc.*	400	10,696

		345,964

Tobacco — 1.0%
Altria Group, Inc.	45,600	2,230,296
British American Tobacco (United Kingdom)	2,850	153,450
Imperial Tobacco Group PLC (United Kingdom)	1,477	71,135
Japan Tobacco, Inc. (Japan)	1,697	60,327
Philip Morris International, Inc.	18,600	1,491,162
Swedish Match AB (Sweden)	314	8,928

		4,015,298

Trading Companies & Distributors — 0.1%
Aircastle Ltd.	1,400	31,738
Applied Industrial Technologies, Inc.	1,200	47,580
Ashtead Group PLC (United Kingdom)	779	13,426
Brenntag AG (Germany)	224	12,854
Bunzl PLC (United Kingdom)	519	14,158
ITOCHU Corp. (Japan)	2,400	31,697
Marubeni Corp. (Japan)	2,600	14,921
Mitsubishi Corp. (Japan)	2,100	46,166
Mitsui & Co. Ltd. (Japan)	2,600	35,324

Noble Group Ltd. (Hong Kong)	6,681	3,764
Rexel SA (France)	420	6,777
Sumitomo Corp. (Japan)	1,800	20,951
Toyota Tsusho Corp. (Japan)	300	8,050
Travis Perkins PLC (United Kingdom)	384	12,718
Wolseley PLC (United Kingdom)	402	25,637

		325,761

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	690	11,331
Aena SA (Spain), 144A*	104	10,849
Aeroports de Paris (France)	46	5,196
Atlantia SpA (Italy)	642	15,863
Auckland International Airport Ltd. (New Zealand)	1,365	4,569
Fraport AG Frankfurt Airport Services Worldwide (Germany)	55	3,455
Groupe Eurotunnel SE (France)	750	10,874
Hutchison Port Holdings Trust (Singapore)	8,800	5,544
Kamigumi Co. Ltd. (Japan)	400	3,755
Mitsubishi Logistics Corp. (Japan)	200	2,625
Sydney Airport (Australia)	1,706	6,546
Transurban Group (Australia)	2,943	21,100

		101,707

Water Utilities
Connecticut Water Service, Inc.	700	23,912
Middlesex Water Co.	800	18,048
Severn Trent PLC (United Kingdom)	350	11,436
United Utilities Group PLC (United Kingdom)	1,061	14,861

		68,257

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	2,699	65,132
Millicom International Cellular SA, (Luxembourg), SDR	98	7,229
NTT DOCOMO, Inc. (Japan)	2,358	45,270
Shenandoah Telecommunications Co.	1,500	51,345
SoftBank Corp. (Japan)	1,500	88,355
StarHub Ltd. (Singapore)	1,000	2,931
Tele2 AB (Sweden) (Class B Stock)	493	5,733
Vodafone Group PLC (United Kingdom)	40,529	147,845

		413,840

TOTAL COMMON STOCKS (cost $199,515,275)		253,770,322

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund (cost $493,207)	8,800	558,712

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	80	6,774
Porsche Automobil Holding SE (Germany)	236	19,899
Volkswagen AG (Germany)	251	58,252

		84,925

Banks
Citigroup Capital XIII, 7.875% (Capital security, fixed to floating preferred)(b)	3,000	77,880

Chemicals
FUCHS PETROLUB SE (Germany)	116	4,905

Household Products
Henkel AG & Co. KGaA (Germany)	274	30,747

TOTAL PREFERRED STOCKS (cost $140,922)		198,457

	Units
RIGHTS*
Distributors
Jardine Cycle & Carriage Ltd. (Singapore), expiring 7/31/15 (cost $—)	22	—

	Interest Rate		Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 9.6%
Airlines — 0.1%
Continental Airlines, Inc., Pass-thru Certs., Ser. 2012-2, Class A(a)	4.000%		10/29/24	106	107,985
Continental Airlines, Inc., Pass-thru Certs., Ser. 2001-1, Class A1	6.703%		06/15/21	31	32,413
Continental Airlines, Inc., Pass-thru Certs., Ser. 2009-2, Class A	7.250%		11/10/19	97	112,533
Delta Air Lines, Inc., Pass-thru Certs., Ser. 2011-1, Class A	5.300%		04/15/19	150	161,628
Delta Air Lines, Inc., Pass-thru Certs., Ser. 2007-1, Class A	6.821%		08/10/22	67	76,382
United Airlines, Inc., Pass-through Trust, Pass-thru Certs., Ser. 2014-1, Class A	4.000%		04/11/26	90	90,900

					581,841

Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	265	271,025
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	155	163,412
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	135	150,600
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	55	56,382

					641,419

Banking — 2.9%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	345	331,876
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	8.000	%(b)	12/29/49	380	400,900
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	255	289,466
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	265	314,469
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23	130	133,759
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.125%		01/22/24	620	635,419
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	25	27,444
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	3.750%		07/12/16	95	97,388
Bank of America Corp., Sub. Notes	5.750%		08/15/16	355	371,739
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	180	180,692
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15	100	101,430
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	90	99,053
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	220	249,222
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	200	287,072
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	65	79,280
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	270	274,868
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	122	139,370
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	315	311,215
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(b)	12/31/49	265	261,793
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	400	394,853
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	270	299,840

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17	5	5,474
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	10	10,589
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	275	322,561
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600%		08/02/18	195	197,451
Huntington Bancshares, Inc., Sub. Notes	7.000%		12/15/20	20	23,822
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	2.250%		06/24/21	670	683,634
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	200	201,525
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1	7.900	%(b)	04/29/49	300	317,325
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	150	165,735
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	105	101,957
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	195	207,960
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	200	235,882
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	195	222,786
Morgan Stanley, Jr. Sub. Notes	5.450	%(b)	12/31/49	125	124,062
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	45	45,501
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	145	178,030
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	460	487,462
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	285	319,369
Morgan Stanley, Sr. Unsec’d. Notes, Series G, GMTN	5.500%		07/28/21	60	67,685
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(b)	07/29/49	150	157,050
Northern Trust Corp., Sub. Notes(a)	3.950%		10/30/25	150	154,989
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	65	75,790
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19	465	468,422
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	250	279,381
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	110	110,304
State Street Corp., Jr. Sub. Notes	5.250	%(b)	12/31/49	190	190,237
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	250	252,721
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.950%		04/02/20	490	486,217
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	130	127,957
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23	345	358,208

					11,861,234

Brokerage — 0.1%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.500%		01/20/43	65	63,505
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	5.250%		02/06/12	345	37,519
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.875%		05/02/18	100	11,500
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	100	100,729

					213,253

Building Materials & Construction — 0.2%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $120,000; purchased 10/27/14)(d)(e)	5.375%		11/15/24	120	117,822
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	150	152,813
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%		01/15/16	119	122,111
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $210,000; purchased 06/19/14)(d)(e)	5.250%		06/27/29	210	157,542
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	90	91,221

					641,509

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	125	136,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%		05/01/25	120	116,850
Comcast Corp., Gtd. Notes	6.450%		03/15/37	35	43,253

Comcast Corp., Gtd. Notes	6.950%	08/15/37	65	84,507
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	45	45,701
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	5.150%	03/15/42	200	188,160
DISH DBS Corp., Gtd. Notes	7.125%	02/01/16	150	153,938
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	310	331,039
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	150	149,625

				1,249,323

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	160	162,800
Case New Holland, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	125	136,875
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.500%	03/15/16	50	51,704
Clean Harbors, Inc., Gtd. Notes(a)	5.250%	08/01/20	125	126,875
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $295,482; purchased 10/10/07)(d)(e)	6.375%	10/15/17	296	325,382
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $19,827; purchased 10/10/07)(d)(e)	7.000%	10/15/37	20	24,447
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	15	14,432
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	25	25,390
Griffon Corp., Gtd. Notes	5.250%	03/01/22	65	64,675
SPX Corp., Gtd. Notes	6.875%	09/01/17	225	242,438
United Technologies Corp., Sr. Unsec’d. Notes	5.700%	04/15/40	60	70,102
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	160	173,330

				1,418,450

Chemicals — 0.2%
Ashland, Inc., Sr. Unsec’d. Notes(a)	3.875%	04/15/18	135	138,713
CF Industries, Inc., Gtd. Notes(a)	5.375%	03/15/44	90	89,492
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%	10/01/44	10	9,334
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	67	100,838
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	200	202,000
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	35	31,341
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	55	58,546
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	170	181,120
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	100	124,611

				935,995

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	300	332,512

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	35	36,973
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	115	143,830
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	120	141,367
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	120	157,274
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	55	67,754
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	135	158,727
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	180	182,651
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	50	52,050
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	60	73,078
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	34,336
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	100	109,742
NSTAR LLC, Sr. Unsec’d. Notes	4.500%	11/15/19	90	98,333
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	35	35,264
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	55	64,002
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	125	150,695
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	105	108,891
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	36	38,583

				1,653,550

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	70	76,571
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(a)	5.375%	01/26/19	100	82,150
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	385	381,257

				539,978

Energy - Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	300	329,221
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	50	57,694
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%	06/15/19	25	29,040
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	200	257,800
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	10	9,872
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.900%	04/01/35	120	113,598
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A(a)	4.650%	03/15/25	240	247,749
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	140	139,086
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%	03/15/45	65	60,911

				1,244,971

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	235	344,817
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	145	175,286
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $149,288; purchased 11/19/2007)(d)(e)	6.000%	11/27/17	150	165,723
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	100	101,202
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	150	155,733

				942,761

Gaming
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.375%	11/01/18	150	153,938

Healthcare & Pharmaceutical — 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	235	229,901
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	145	143,317
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	115	112,967
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	265	251,955
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	75	84,675
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	335	344,028
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450%	09/15/37	110	140,022
Becton Dickinson and Co., Sr. Unsec’d. Notes(a)	3.734%	12/15/24	140	139,529
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	175	177,188
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	30	34,373
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	55	56,306
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	200	202,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	100	104,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	20	19,718
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%	12/15/15	250	255,034
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20	125	130,000
Mallinckrodt International Finance SA, Gtd. Notes	3.500%	04/15/18	175	175,438
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	440	438,498
Medtronic, Inc., Gtd. Notes, 144A	4.375%	03/15/35	185	183,580
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	50	50,025

Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	210	216,495
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	20	19,068

					3,508,617

Healthcare Insurance — 0.1%
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	50	56,891
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	140	161,511
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%		02/15/38	95	124,958
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	60	65,329
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	80	102,559
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	45	41,133
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	30	27,503

					579,884

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	80	89,155
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	20	20,180
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	125	118,906
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	260	309,100
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	160	181,082
Chubb Corp. (The), Jr. Sub. Notes(a)	6.375%	(b)	03/29/67	210	220,290
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%	(b)	12/29/49	200	211,000
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		01/15/19	90	100,567
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	180	218,213
Lincoln National Corp., Jr. Sub. Notes(a)	6.050%	(b)	04/20/67	40	36,200
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	110	129,624
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	130	163,054
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	70	85,823
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	25	24,580
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	135	157,084
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	15	18,508
MetLife, Inc., Sr. Unsec’d. Notes	6.750%		06/01/16	50	52,600
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	110	144,357
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	5.100%	(b)	10/16/44	295	308,644
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	60	71,747
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	105	119,514
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	140	209,070
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	15	14,441
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	110	114,675
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	240	300,517
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	50	56,263
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	90	101,482

					3,576,676

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	200	216,750
Marriott International, Inc., Sr. Unsec’d. Notes(a)	3.250%		09/15/22	130	128,177
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	500	559,411
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	60	60,154

					964,492

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		02/15/41	70	81,288

21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28	125	161,748
Historic TW, Inc., Gtd. Notes	9.150%	02/01/23	100	132,102
Time Warner Cos., Inc., Gtd. Notes	7.250%	10/15/17	160	180,367
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	25	28,401
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	30	34,329
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	10	13,003
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	55	49,233
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	60	59,721

				740,192

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	140	145,325
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	105	105,269
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	110	109,408
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	5.875%	04/23/45	20	19,024
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500%	07/27/35	95	106,394

				485,420

Non-Captive Finance — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	150	148,313
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	600	685,853
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	170	228,255
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	100	112,443
Navient LLC, Sr. Unsec’d. Notes, MTN(a)	8.450%	06/15/18	90	100,017

				1,274,881

Packaging — 0.1%
Ball Corp., Gtd. Notes	4.000%	11/15/23	250	231,875
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	150	141,657

				373,532

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $39,765; purchased 10/27/10)(d)(e)	5.400%	11/01/20	40	44,651
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	30	32,344
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	175	214,179
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	95	102,294

				393,468

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	35	31,581
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	5.150%	03/15/45	90	79,520
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.150%	06/01/25	100	97,365
Enterprise Products Operating LLC, Gtd. Notes(a)	4.850%	03/15/44	160	150,477
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	35	42,804
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	40	40,786
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	70	78,828
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	205	201,668

				723,029

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	100	96,997
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	135	170,842
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	170	202,272
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903%	02/15/23	97	93,559

Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%		05/17/25	20	23,025

					586,695

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	7.750%		08/15/19	115	132,374
ProLogis LP, Gtd. Notes	6.875%		03/15/20	11	12,707
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%		01/30/17	30	30,706
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22	30	30,450

					206,237

Retailers — 0.1%
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%		12/05/43	35	38,139
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%		04/01/43	110	105,749
Limited Brands, Inc., Gtd. Notes	6.625%		04/01/21	125	137,422
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	6.500%		03/15/29	60	75,463
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22	45	46,660
Target Corp., Sr. Unsec’d. Notes	3.500%		07/01/24	60	61,248

					464,681

Technology — 0.1%
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	145	142,991
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	90	93,828

					236,819

Telecommunications — 0.5%
AT&T Corp., Sr. Unsec’d. Notes	4.800%		06/15/44	235	218,902
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.400%		05/15/25	320	305,187
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	45	41,368
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	130	118,297
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.350%		09/01/40	33	32,489
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%		12/15/30	50	74,209
Embarq Corp., Sr. Unsec’d. Notes (original cost $84,771; purchased 05/04/11-05/11/11)(d)(e)	7.082%		06/01/16	75	77,995
Embarq Corp., Sr. Unsec’d. Notes (original cost $59,996; purchased 05/12/06)(a)(d)(e)	7.995%		06/01/36	60	66,522
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%		12/01/16	125	128,437
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500%		11/15/19	40	44,828
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	65	60,834
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	523	479,898
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522%		09/15/48	220	193,274
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%		03/15/55	472	410,618

					2,252,858

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	52	85,630
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	245	243,875
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17	220	240,404
RJ Reynolds Tobacco Co., Gtd. Notes	8.125%		06/23/19	50	59,234

					629,143

TOTAL CORPORATE BONDS (cost $37,925,014)					39,407,358

ASSET-BACKED SECURITIES — 4.2%
Collateralized Loan Obligations — 2.4%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.455%	(b)	04/20/25	250	247,695

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.466%	(b)	07/13/25	300	297,192
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.779%	(b)	04/28/26	300	299,403
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.815%	(b)	10/15/26	250	249,783
Atrium X (Cayman Islands), Series 2015-10A, Class A, 144A	1.396%	(b)	07/16/25	250	247,203
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.791%	(b)	04/18/27	250	250,037
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.875%	(b)	10/20/26	250	250,224
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	1.811%	(b)	07/18/27	250	249,375
Blue Hill CLO Ltd. (Cayman Islands), Series 2013- 1A, Class A, 144A	1.755%	(b)	01/15/26	250	250,012
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.424%	(b)	04/17/25	250	247,496
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.825%	(b)	04/20/26	350	349,605
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.725%	(b)	07/15/26	250	248,934
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.745%	(b)	01/20/26	300	299,099
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.745%	(b)	10/15/26	250	249,116
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.415%	(b)	04/15/24	300	295,957
ING Investment Management Co. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.075%	(b)	01/18/26	300	295,221
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.782%	(b)	07/20/27	350	348,005
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.755%	(b)	04/15/26	850	847,639
Magnetite VIII Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.697%	(b)	07/25/26	600	596,672
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.577%	(b)	08/13/25	300	298,213
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.786%	(b)	07/20/27	250	249,525
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.754%	(b)	07/17/26	300	299,988
Shackleton CLO VI (Cayman Islands), Series 2014-6A, Class A1, 144A	1.754%	(b)	07/17/26	250	249,990
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.325%	(b)	04/15/25	300	295,199
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.975%	(b)	10/20/23	250	249,396
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.781%	(b)	07/20/27	500	499,250
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.395%	(b)	07/15/25	300	296,452
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.885%	(b)	04/20/26	250	250,184
Voya CLO Ltd. (Cayman Islands), Series 2012-2AR, Class AR, 144A	1.575%	(b)	10/15/22	750	746,482
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.775%	(b)	04/20/26	350	349,294

					9,902,641

Non-Residential Mortgage-Backed Securities — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	800	795,125
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	500	498,717
Chase Issuance Trust, Series 2007-C1, Class C1	0.646%	(b)	04/15/19	800	795,213
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	505,532
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	303,711
GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A	0.687%	(b)	01/20/20	300	298,852
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.686%	(b)	05/15/20	200	200,083
Hertz Corp., Series 2015-1A	2.730%		03/25/21	700	696,500
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	500	500,380
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.425%	(b)	07/22/25	250	247,287
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.926%	(b)	08/17/22	250	249,341
Springleaf Funding Trust, Series AA, Class A, 144A	3.160%		11/15/24	400	404,745

					5,495,486

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.837%	(b)	03/25/33	45	42,067
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.937%	(b)	03/25/34	375	357,582
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	3.996%		07/25/35	58	55,972
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.942%		07/25/34	67	63,229
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.184%	(b)	05/01/20	591	587,000
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.237%	(b)	12/25/33	293	282,970
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.087%	(b)	07/25/32	69	65,774
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.462%	(b)	09/25/32	82	81,130
RASC Trust, Series 2004-KS2, Class MI1	4.710%	(b)	03/25/34	22	19,499
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.952%	(b)	02/25/34	151	141,619
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	382	383,616

					2,080,458

TOTAL ASSET-BACKED SECURITIES (cost $17,393,373)					17,478,585

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	281	236,642
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.673%	(b)	02/25/35	50	48,553

Banc of America Mortgage Trust, Series 2005-B, Class 2A1	2.732%	(b)	03/25/35	58	53,444
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.553%	(b)	02/25/37	151	147,296
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	47	47,975
Fannie Mae Connecticut Avenue Securities, Series 2014-C014, Class 1M1	2.137%	(b)	11/25/24	584	588,325
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.687%	(b)	02/25/25	138	137,685
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1	1.335%	(b)	05/25/25	746	741,995
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.085%	(b)	10/25/27	985	982,863
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M1	1.337%	(b)	12/25/27	400	399,821
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.595%	(b)	07/25/35	83	82,932
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000%		12/25/33	6	6,212
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	54	54,661
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.637%	(b)	02/25/34	85	85,010
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	25	24,660

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,691,582)					3,638,074

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	600	604,221
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.732%	(b)	04/10/49	879	928,728
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class ASB	5.413%		10/15/49	74	73,791
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899%	(b)	12/10/49	100	106,966
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	100	99,083
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	420	432,910
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	200	194,093
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	200	199,903
COMM Mortgage Trust, Series 2013-CR8, Class A4	3.334%		06/10/46	600	614,396
COMM Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	400	412,758
COMM Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	400	410,756
COMM Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	308,622
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	700	709,251
COMM Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	700	706,200
COMM Trust, Series 2005-GG5, Class AM	5.277%	(b)	04/10/37	740	745,301
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609%	(b)	02/15/39	724	729,730
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	800	796,027
Fannie Mae-ACES, Series 2015-M10, Class A2	3.092%	(b)	04/25/27	800	791,960
Fannie Mae-ACES, Series M2, Class A2	3.513%	(b)	12/25/23	375	394,742
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	500	514,136
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000	997,061

FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.596%	(b)	05/25/22	2,906	234,420
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.632%	(b)	06/25/22	878	73,194
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.022%	(b)	10/25/22	1,480	77,822
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	800	838,138
FHLMC Multifamily Structured Pass-Through Certificates, Series K030, Class A2	3.250%	(b)	04/25/23	300	312,389
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(b)	07/25/23	400	423,039
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.734%	(b)	08/25/16	888	10,851
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.906%	(b)	05/25/19	2,435	142,145
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.826%	(b)	07/25/19	2,449	139,338
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	400	395,297
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4	4.895%		09/12/37	23	23,123
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A2	3.070%		12/15/46	700	726,302
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	123	124,541
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	272	279,610
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	200	196,496
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	500	498,303
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	200	196,128
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.059%	(b)	06/12/46	443	454,183
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	213	215,188
ML-CFC Commercial Mortgage Trust, Series 2015-4, Class AM	5.204%		12/12/49	1,000	1,048,854
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	200	198,993
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	600	605,417
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.845%	(b)	10/15/42	437	439,699
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	34	34,186
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	277	276,922
PNC Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, I/O	2.193%	(b)	09/15/30	120	4,136
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	200	197,932
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	500	496,506
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	200	198,976
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(b)	07/15/42	5	4,650

Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	987	1,041,308
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	800	807,967

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,745,282)					21,486,688

FOREIGN AGENCIES — 0.5%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	200	204,500
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	100	112,084
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%		06/15/35	255	272,212
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%		05/20/16	195	192,693
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%		01/30/23	115	109,101
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/18/24	65	66,625
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	300	325,350
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		06/02/41	85	88,400
RSHB Capital SA For OJSC Russian Agricultural Bank (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	200	202,000
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	250	250,142
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	200	196,988
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	200	202,020

TOTAL FOREIGN AGENCIES (cost $2,223,824)					2,222,115

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263%		04/01/49	220	284,640
State of California, GO, Tax. Var. Purp., BABs	7.500%		04/01/34	15	20,775
State of California, GO, BABs	7.300%		10/01/39	210	291,701

					597,116

Illinois
City of Chicago IL, O’Hare Int’l. Arpt., BABs	6.395%		01/01/40	160	195,786

New Jersey — 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Ser. F, BABs	7.414%		01/01/40	165	229,137

New York — 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs	5.767%		08/01/36	190	227,972

Ohio
Ohio State University Gen., BABs	4.910%		06/01/40	65	71,804
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879%		12/01/34	45	50,146

					121,950

Oregon
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834%		11/15/34	70	85,471

Pennsylvania
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511%		12/01/45	80	90,454

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs	6.731%		07/01/43	160	198,003
Texas
Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, BABs	5.028%		04/01/26	50	56,992

TOTAL MUNICIPAL BONDS (cost $1,451,560)					1,802,881

SOVEREIGN BONDS — 0.5%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%		01/07/25	400	386,200
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	225	223,875
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	90	92,907
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%		01/17/18	165	184,673
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		03/13/20	200	222,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625%		03/15/22	100	101,200
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	100	110,200
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%		03/17/23	160	157,088
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44	50	56,100
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	30	31,725
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	190	216,878
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	118	112,100

TOTAL SOVEREIGN BONDS (cost $1,887,177)					1,895,446

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.2%
Federal Home Loan Bank	0.375%		08/28/15	55	55,024
Federal Home Loan Bank	4.000%		02/01/41	662	702,609
Federal Home Loan Bank	5.500%		07/15/36	135	174,655
Federal Home Loan Mortgage Corp.(f)	4.500%		TBA	500	539,930
Federal Home Loan Mortgage Corp.	2.236%	(b)	12/01/35	52	55,363
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	790	799,851
Federal Home Loan Mortgage Corp.(f)	3.000%		TBA	2,000	1,988,047
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	442	459,140
Federal Home Loan Mortgage Corp.(f)	3.500%		TBA	1,500	1,539,111
Federal Home Loan Mortgage Corp.	3.500%		08/01/26	452	477,402
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-11/01/39	749	794,382
Federal Home Loan Mortgage Corp.	4.500%		10/01/39	457	494,103
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-10/01/35	403	437,896
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-10/01/37	356	400,729
Federal Home Loan Mortgage Corp.	6.000%		01/01/34	84	95,846

Federal Home Loan Mortgage Corp.	7.000%		10/01/31-05/01/32	49	55,975
Federal National Mortgage Assoc.	1.500%		06/22/20	795	785,572
Federal National Mortgage Assoc.	1.625%		01/21/20	390	389,459
Federal National Mortgage Assoc.	1.875%		02/19/19	30	30,565
Federal National Mortgage Assoc.	2.151	%(b)	07/01/37	212	223,781
Federal National Mortgage Assoc.(a)	2.625%		09/06/24	290	290,112
Federal National Mortgage Assoc.(f)	3.000%		TBA	500	518,004
Federal National Mortgage Assoc.(f)	3.000%		TBA	2,750	2,739,741
Federal National Mortgage Assoc.	3.000%		12/01/42-07/01/43	1,373	1,374,073
Federal National Mortgage Assoc.(f)	3.500%		TBA	1,000	1,030,547
Federal National Mortgage Assoc.(f)	3.500%		TBA	2,500	2,569,727
Federal National Mortgage Assoc.	3.500%		06/01/39	260	268,717
Federal National Mortgage Assoc.(g)	3.500%		05/01/42	2,549	2,634,934
Federal National Mortgage Assoc.(f)	4.000%		TBA	3,500	3,699,978
Federal National Mortgage Assoc.(f)	4.000%		TBA	3,000	3,178,441
Federal National Mortgage Assoc.(f)	4.500%		TBA	750	810,820
Federal National Mortgage Assoc.	4.500%		07/01/19-08/01/40	964	1,043,198
Federal National Mortgage Assoc.(f)	5.000%		TBA	2,000	2,209,375
Federal National Mortgage Assoc.	5.000%		10/01/18-02/01/36	266	291,812
Federal National Mortgage Assoc.	5.500%		12/01/16-07/01/34	578	652,533
Federal National Mortgage Assoc.	6.000%		09/01/17-08/01/38	1,045	1,193,552
Federal National Mortgage Assoc.	6.500%		07/01/17-10/01/37	730	840,084
Federal National Mortgage Assoc.	7.000%		06/01/32	27	32,170
Federal National Mortgage Assoc.	7.500%		09/01/30	2	2,440
Federal National Mortgage Assoc.	8.000%		12/01/23	4	4,187
Federal National Mortgage Assoc.	8.500%		02/01/28	5	6,115
Financing Corp., FICO Strip Principal, Series A-P	1.282	%(h)	10/06/17	240	234,222
Financing Corp., FICO Strip Principal, Series B-P	1.282	%(h)	10/06/17	330	323,214
Government National Mortgage Assoc.(f)	3.000%		TBA	500	504,687
Government National Mortgage Assoc.(f)	3.000%		TBA	500	504,727
Government National Mortgage Assoc.(f)	3.500%		TBA	4,000	4,151,407
Government National Mortgage Assoc.(f)	4.000%		TBA	1,000	1,058,262
Government National Mortgage Assoc.	4.500%		06/20/41	753	821,229
Government National Mortgage Assoc.	5.500%		07/15/33-02/15/36	736	832,571
Government National Mortgage Assoc.	6.500%		09/15/23-08/15/32	213	244,154
Government National Mortgage Assoc.	7.000%		06/15/24-05/15/31	42	49,699
Government National Mortgage Assoc.	7.500%		04/15/29-05/15/31	6	5,846
Government National Mortgage Assoc.	8.000%		08/15/22-06/15/25	54	61,616
Hashemite Kingdom of Jordan Government USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	575	577,875
Hashemite Kingdom of Jordan Government USAID Bond, Gov’t. Gtd. Notes	3.000%		06/30/25	315	315,787
Residual Funding Corp. Strip Principal, Bonds	1.825	%(h)	10/15/19	195	179,988
Residual Funding Corp. Strip Principal, Sr. Unsec’d. Notes	2.066	%(h)	07/15/20	704	637,159

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $45,521,130)					46,392,443

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds(a)	2.500%		02/15/45	185	162,815
U.S. Treasury Bonds	2.750%		11/15/42	785	730,295
U.S. Treasury Bonds	2.875%		05/15/43	60	57,178
U.S. Treasury Bonds	4.625%		02/15/40	465	592,984
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	1,036	1,043,849
U.S. Treasury Notes	0.750%		06/30/17	340	340,664
U.S. Treasury Notes	0.875%		01/15/18	535	535,167
U.S. Treasury Notes	1.000%		09/15/17-12/15/17	190	191,024
U.S. Treasury Notes	1.125%		06/15/18	370	371,388
U.S. Treasury Notes	1.375%		12/31/18	85	85,485
U.S. Treasury Notes	1.500%		12/31/18-05/31/19	195	196,790
U.S. Treasury Notes	1.625%		04/30/19	3,880	3,923,347
U.S. Treasury Notes(i)	2.000%		02/28/21	740	746,591
U.S. Treasury Notes	2.000%		05/31/21	85	85,538
U.S. Treasury Notes	2.125%		09/30/21	1,325	1,338,250
U.S. Treasury Notes	2.250%		03/31/21	515	526,105
U.S. Treasury Notes	3.125%		05/15/19	600	640,265
U.S. Treasury Strip Coupon	2.404%	(h)	08/15/21	735	648,654
U.S. Treasury Strip Coupon	2.502%	(h)	11/15/30	640	409,747
U.S. Treasury Strip Principal	2.351%	(h)	05/15/43	360	144,698
U.S. Treasury Strip Principal	3.505%	(h)	05/15/44	975	381,660

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,205,027)					13,152,494

TOTAL LONG-TERM INVESTMENTS (cost $345,193,373)					402,003,575

				Shares
SHORT-TERM INVESTMENTS — 11.7%
AFFILIATED MUTUAL FUNDS — 11.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $21,507,485)(j)				2,219,275	20,728,027
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $26,922,486; includes $9,157,150 of cash collateral for securities on loan)(j)(k)				26,922,486	26,922,486

TOTAL AFFILIATED MUTUAL FUNDS (cost $48,429,971)					47,650,513

				Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
U.S. Treasury Long Bond Futures, expiring 7/24/15, Strike Price $152.00				4,800	82,500
U.S. Treasury Long Bond Futures, expiring 7/24/15, Strike Price $160.00				2,400	5,250
U.S. Treasury Long Bond Futures, expiring 7/24/15, Strike Price $164.00				2,400	1,875

TOTAL OPTIONS PURCHASED (cost $83,091)					89,625

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $389,873)(g)	0.152	%(l)	09/17/15	390	390,000

TOTAL SHORT-TERM INVESTMENTS (cost $48,902,935)					48,130,138

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.1% (cost $394,096,308)					450,133,713

				Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
U.S. Treasury Long Bond Futures, expiring 7/24/15, Strike Price $156.00				4,800	(30,750)
U.S. Treasury Long Bond Futures, expiring 7/24/15, Strike Price $158.00				4,800	(18,000)

TOTAL OPTIONS WRITTEN (Premiums received $42,534)					(48,750)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.1% (cost $394,053,774)(m)					450,084,963
Liabilities in excess of other assets(n) — (9.1)%					(37,518,691)

NET ASSETS — 100.0%					$412,566,272

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ACES	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CVA	Certificate Van Aandelen (Bearer)
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
FTSE	Financial Times and Stock Exchange
GMTN	Global Medium Term Note
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
RSP	Non-Voting Shares
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
USAID	United States Agency for International Development

MXN	Mexican Peso

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,962,906; cash collateral of $9,157,150 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.
(c)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $979,129. The aggregate value of $980,084 is approximately 0.2% of net assets.
(f)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $26,000,000 is approximately 6.3% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Rate reflects yield to maturity at purchase date.
(m)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$397,128,709

Appreciation	61,032,706
Depreciation	(8,027,702)

Net Unrealized Appreciation	$53,005,004

The book basis may differ from tax basis due to certain tax-related adjustments.

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
63	10 Year U.S. Treasury Notes	Sep. 2015	$7,911,583	$7,948,828	$37,245
19	2 Year U.S. Treasury Notes	Sep. 2015	4,159,446	4,159,813	367
111	5 Year U.S. Treasury Notes	Sep. 2015	13,205,119	13,237,617	32,498
7	DJ Euro Stoxx 50 Index	Sep. 2015	267,007	268,144	1,137
2	FTSE 100 Index	Sep. 2015	208,708	204,073	(4,635)
2	MSCI EAFE Index Mini	Sep. 2015	186,535	183,400	(3,135)
22	S&P 500 E-Mini	Sep. 2015	2,293,201	2,259,840	(33,361)
1	TOPIX Index	Sep. 2015	136,816	133,227	(3,589)
17	U.S. Ultra Bonds	Sep. 2015	2,706,280	2,619,063	(87,218)

					(60,691)

	Short Position:
15	U.S. Long Bonds	Sep. 2015	2,280,459	2,262,656	17,803

					$(42,888)

(1)	A U.S. Treasury Obligation with a market value of $390,000 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation with a market value of $475,576 has been segregated with JPMorgan Chase to cover requirements for open future contracts at June 30, 2015.

Interest rate swap agreements outstanding at June 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreement:
382	05/17/18	0.989%	3 Month LIBOR(1)	$2,022	$—	$2,022	Credit Suisse First Boston Corp.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
	1,885	12/24/17	1.384%	3 Month LIBOR(1)	$492	$(14,515)	$(15,007)
	3,605	12/31/21	1.831%	3 Month LIBOR(1)	11,882	48,413	36,531
	2,755	12/31/21	1.950%	3 Month LIBOR(1)	13,856	16,711	2,855
	5,810	05/31/22	2.200%	3 Month LIBOR(1)	(7,729)	(6,436)	1,293
MXN	11,100	08/19/24	6.010%	28 Day Mexican Interbank(2)	(2,587)	(13,616)	(11,029)
	700	09/08/24	2.569%	3 Month LIBOR(1)	156	(10,820)	(10,976)

					$16,071	$19,738	$3,667

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at June 30, 2015(3)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	6,000	$(109,853)	$(85,605)	$24,248

A U.S. Treasury Obligation with a market value of $544,809 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2015.

The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$234,009,689	$19,760,633	$—
Exchange Traded Fund	558,712	—	—
Preferred Stocks	77,880	120,577	—
Rights	—	—	—
Corporate Bonds	—	39,407,358	—
Asset-Backed Securities
Collateralized Loan Obligations	—	8,805,861	1,096,780
Non-Residential Mortgage-Backed Securities	—	4,298,606	1,196,880
Residential Mortgage-Backed Securities	—	2,080,458	—
Collateralized Mortgage Obligations	—	3,638,074	—
Commercial Mortgage-Backed Securities	—	21,486,688	—
Foreign Agencies	—	2,222,115	—
Municipal Bonds	—	1,802,881	—
Sovereign Bonds	—	1,895,446	—
U.S. Government Agency Obligations	—	46,392,443	—
U.S. Treasury Obligations	—	13,542,494	—
Affiliated Mutual Funds	47,650,513	—	—
Options Purchased	89,625	—	—
Options Written	(48,750)	—	—
Other Financial Instruments*
Futures Contracts	(42,888)	—	—
Over-the-counter interest rate swaps	—	2,022	—
Exchange-traded interest rate swaps	—	3,667	—
Exchange-traded credit default swap	—	24,248	—

Total	$282,294,781	$165,483,571	$2,293,660

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of June 30, 2015 categorized by risk exposure:

Derivative Fair Value at 6/30/15
Credit Contracts	$24,248
Equity Contracts	(43,583)
Interest Rate Contracts	47,259

Total	$27,924

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	August 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	August 19, 2015

*	Print the name and title of each signing officer under his or her signature.